Schedule of Investments (unaudited) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AGL CLO 12 Ltd.(a)(b)
Series 2021-12A, Class B, (3 mo. LIBOR US + 1.60)%), 6.41%, 07/20/34	USD 890	$857,748
Series 2021-12A, Class C, (3 mo. LIBOR US + 1.85%), 6.66%, 07/20/34	500	475,981
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3 mo. LIBOR US + 1.16%), 5.97%, 07/20/34(a)(b)	1,000	977,017
AIG CLO 2019-2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.10%), 5.92%, 10/25/33(a)(b)	1,000	980,564
AIG CLO 2021-2 LLC, Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 6.56%, 07/20/34(a)(b)	1,000	968,460
AIG CLO LLC(a)(b)
Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 5.93%, 04/20/32	3,500	3,447,769
Series 2021-1A, Class A, (3 mo. LIBOR US + 1.10%), 5.92%, 04/22/34	2,000	1,947,536
AIMCO CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 0.99%), 5.80%, 04/20/34(a)(b)	3,000	2,902,670
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 6.97%, 10/21/28(a)(b)	500	486,123
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 6.29%, 01/17/31	360	346,031
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.80%), 6.59%, 01/17/31	2,400	2,298,015
American Airlines, Inc., 5.18%, 08/15/23(c)	520	518,358
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 6.65%, 01/28/31(a)(b)	1,000	958,288
Anchorage Capital CLO Ltd., Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 6.97%, 10/13/30(a)(b)	1,000	959,362
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.7%), 7.51%, 04/20/31(a)(b)	1,000	920,307
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 6.74%, 07/16/31(a)(b)	1,000	969,917
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3 mo. LIBOR US + 1.15%), 5.97%, 10/24/34(a)(b)	2,000	1,953,018
Apidos CLO XXXVII, Series 2021-37A, Class A, (3 mo. LIBOR US + 1.13%), 5.95%, 10/22/34(a)(b)	3,000	2,927,091
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 7.49%, 04/15/30(a)(b)	1,500	1,336,650
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 6.61%, 07/20/30(a)(b)	500	472,964
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 6.29%, 10/15/30	1,000	967,906
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.80%), 6.59%, 10/15/30	1,750	1,683,958
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 6.00%, 10/24/31(a)(b)	400	393,783
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 7.02%, 01/23/31(a)(b)	250	244,103
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 6.79%, 10/15/30(a)(b)	1,000	965,462

Security	Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R, (3 mo. LIBOR US + 1.03%), 5.82%, 01/17/32(a)(b)	USD 1,900	$1,867,559
Canyon CLO Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.50%), 7.29%, 01/15/34(a)(b)	500	491,223
Carlyle C17 CLO Ltd., Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 6.65%, 04/30/31(a)(b)	1,000	964,228
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 7.68%, 07/16/31(a)(b)	500	452,579
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3 mo. LIBOR US + 1.13%), 5.95%, 10/25/34(a)(b)	1,000	969,680
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.10%), 5.89%, 07/15/33(a)(b)	2,000	1,965,697
CIFC Funding 2020-III Ltd., Series A1R, Class 3A, (3 mo. LIBOR US + 1.13%), 5.94%, 10/20/34(a)(b)	1,000	975,708
CIFC Funding I Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 5.93%, 04/25/33(a)(b)	1,500	1,477,048
CIFC Funding II Ltd.(a)(b)
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.50%), 6.29%, 04/17/34	900	866,620
Series 2020-2A, Class AR, (3 mo. LIBOR US + 1.17%), 5.98%, 10/20/34	1,200	1,171,026
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 6.74%, 10/18/30	1,000	950,637
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 6.54%, 04/18/31	1,000	961,963
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 7.44%, 04/18/31	1,200	1,110,580
CIFC Funding V Ltd., Series 2019-5A, Class A2RS, (3 mo. LIBOR US + 1.75%), 6.54%, 01/15/35(a)(b)	1,000	960,004
Dryden 77 CLO Ltd., Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 6.04%, 05/20/34(a)(b)	3,500	3,416,808
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3 mo. Term SOFR + 1.34%), 5.99%, 04/22/35(a)(b) .	1,200	1,174,040
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.96%, 04/20/34(a)(b)	2,000	1,952,447
Elmwood CLO V Ltd., Series 2022-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.96%, 10/20/34(a)(b)	1,000	976,726
Elmwood CLO VII Ltd., Series 2020-4A, Class A, (3 mo. LIBOR US + 1.39%), 6.18%, 01/17/34(a)(b)	2,000	1,971,908
Elmwood CLO VIII Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.24%), 6.05%, 01/20/34(a)(b)	2,000	1,958,891
Elmwood CLO XII Ltd., Series 2019-2A, Class B, (3 mo. LIBOR US + 1.70%), 6.51%, 01/20/35(a)(b)	2,000	1,937,393
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 5.91%, 07/19/34(a)(b)	1,931	1,887,641
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 7.41%, 04/20/31(a)(b)	1,000	902,966
Generate CLO 2 Ltd.(a)(b)
Series 2A, Class CR, (3 mo. LIBOR US + 1.85%), 6.67%, 01/22/31	1,500	1,423,710
Series 2A, Class DR, (3 mo. LIBOR US + 2.60%), 7.42%, 01/22/31	1,800	1,656,000
Generate CLO 6 Ltd., Series A1R, Class 6A, (3 mo. LIBOR US + 1.20%), 6.02%, 01/22/35(a)(b)	2,500	2,428,809

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, (3 mo. LIBOR US + 1.32%), 6.13%, 01/20/34(a)(b)	USD 1,000	$984,612
Golub Capital Partners CLO 52B Ltd., Series 2020-52A, Class A1, (3 mo. LIBOR US + 1.44%), 6.25%, 01/20/34(a)(b)	2,000	1,972,728
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class B, (3 mo. LIBOR US + 1.80%), 6.61%, 07/20/34(a)(b)	1,000	972,693
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class A, (3 mo. LIBOR US + 1.22%), 6.03%, 04/20/34(a)(b)	2,000	1,951,934
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3 mo. LIBOR US + 1.85%), 6.64%, 07/18/31	1,250	1,204,297
Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 6.30%, 01/28/30	650	636,295
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 6.56%, 02/05/31(a)(b)	1,500	1,437,959
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 6.49%, 01/17/30(a)(b)	1,000	946,755
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3 mo. Term SOFR + 1.40%), 6.03%, 04/19/34(a)(b)	1,270	1,241,225
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3 mo. LIBOR US + 1.90%), 6.70%, 04/19/30(a)(b)	1,000	969,995
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3 mo. LIBOR US + 1.15%), 5.95%, 04/19/33(a)(b)	1,000	986,208
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3 mo. LIBOR US + 1.80%), 6.61%, 04/20/30	1,000	962,482
Series 2018-27A, Class C, (3 mo. LIBOR US + 2.60%), 7.41%, 04/20/30	1,000	930,595
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 5.91%, 07/17/34(a)(b)	1,070	1,044,090
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 6.29%, 12/18/30(a)(b)	1,000	958,259
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 6.81%, 10/20/30(a)(b)	1,000	955,154
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 10/17/30	400	391,398
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 6.99%, 10/17/30	1,000	964,176
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 6.54%, 10/18/30(a)(b)	1,500	1,439,043
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 7.39%, 01/15/30(a)(b)	1,000	930,133
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class A1, (3 mo. LIBOR US + 1.34%), 6.14%, 01/19/33(a)(b)	1,000	988,047
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3 mo. LIBOR US + 1.13%), 5.92%, 10/14/35(a)(b)	3,000	2,927,099

Security	Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class A, (3 mo. Term SOFR + 1.30%), 5.93%, 04/14/35(a)(b)	USD 1,000	$976,673
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.15%), 6.98%, 10/17/30	500	484,453
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 7.27%, 10/26/30	1,500	1,450,222
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 6.87%, 11/20/30	1,000	951,707
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 7.64%, 07/15/30(a)(b)	500	438,418
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 6.21%, 01/20/30(a)(b)	1,000	972,526
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 6.22%, 01/25/31	1,000	969,929
Series 2013-1A, Class CR2, (3 mo. LIBOR US + 1.70%), 6.52%, 01/25/31	1,000	932,839
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 6.72%, 01/22/30(a)(b)	900	858,059
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.13%), 5.92%, 01/18/36(a)(b)	1,500	1,462,591
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 5.95%, 07/02/35(a)(b)	1,750	1,710,377
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A1, (3 mo. LIBOR US + 1.17%), 5.96%, 04/18/33(a)(b)	1,000	984,203
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3 mo. Term SOFR + 1.30%), 5.93%, 02/24/37(a)(b)	1,250	1,221,065
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 7.72%, 07/23/30(a)(b)	600	560,063
OHA Credit Partners XVI, Series 2021-16A, Class A, (3 mo. LIBOR US + 1.15%), 5.94%, 10/18/34(a)(b)	750	730,924
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 6.71%, 01/20/31(a)(b)	1,800	1,706,071
Palmer Square CLO Ltd.(a)(b)
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 6.62%, 05/21/34	2,500	2,409,122
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 6.24%, 04/18/31	1,500	1,463,712
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 7.92%, 11/14/34	1,000	920,903
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 5.94%, 11/15/31	1,500	1,476,753
Series 2021-2A, Class A, (3 mo. LIBOR US + 1.15%), 5.94%, 07/15/34	2,000	1,948,043
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.65%), 6.44%, 10/15/34	1,250	1,209,513
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 5.97%, 04/20/34(a)(b)	2,000	1,953,028
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 8.01%, 06/20/34(a)(b)	500	468,542

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Regatta XV Funding Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.85%), 6.67%, 10/25/31(a)(b)	USD 1,200	$1,170,279
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.70%), 7.49%, 01/15/33	1,000	986,761
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 8.69%, 01/15/33	1,000	956,465
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 6.24%, 01/15/34(a)(b)	1,000	968,533
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 6.00%, 10/20/30	2,000	1,978,146
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 7.46%, 10/20/30	1,000	906,514
RR 5 Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 7.89%, 10/15/31(a)(b)	650	597,566
Signal Peak CLO 8 Ltd.(a)(b)
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 6.08%, 04/20/33	6,000	5,874,373
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 04/20/33	1,650	1,588,206
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3 mo. LIBOR US + 1.16%), 5.97%, 10/20/34(a)(b)	1,325	1,296,681
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 6.00%, 10/26/31(a)(b)	1,400	1,380,376
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 7.39%, 01/15/30(a)(b)	1,500	1,324,715
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.14%), 5.96%, 10/23/34(a)(b)	1,900	1,854,925
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 5.94%, 01/16/31(a)(b)	2,500	2,469,691
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 5.95%, 01/20/31(a)(b)	1,000	990,466
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 5.91%, 01/15/34(a)(b)	2,000	1,955,031
TICP CLO X Ltd., Series 2018-10A, Class B, (3 mo. LIBOR US + 1.47%), 6.28%, 04/20/31(a)(b)	1,300	1,272,034
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/34(a)(b)	1,000	959,680
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3 mo. LIBOR US + 1.65%), 6.46%, 10/20/32(a)(b)	1,750	1,699,956
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3 mo. LIBOR US + 1.75%), 6.57%, 10/25/34	1,500	1,428,446
Series 2022-2A, Class A, (3 mo. Term SOFR + 2.50%), 6.85%, 01/20/36	2,500	2,517,305
Series 2022-2A, Class B1, (3 mo. Term SOFR + 3.40%), 7.75%, 01/20/36	1,500	1,506,390
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3 mo. LIBOR US + 1.13%), 5.95%, 07/24/32(a)(b)	1,000	978,968
Whitebox CLO IV Ltd.(a)(b)
Series 2023-4A, Class A1, (3 mo. Term SOFR + 2.15%), 6.93%, 04/20/36	2,000	2,004,925

Security	Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO IV Ltd.(a)(b) (continued)
Series 2023-4A, Class B1, (3 mo. Term SOFR + 2.60%), 7.38%, 04/20/36	USD 1,000	$999,236
York CLO 1 Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 5.94%, 10/22/29(a)(b)	1,647	1,631,032

Total Asset-Backed Securities — 15.2% (Cost: $165,478,880)		163,182,585

Corporate Bonds

Aerospace & Defense — 4.8%
Boeing Co., 5.15%, 05/01/30(d)	6,775	6,817,358
Bombardier, Inc.(b) 7.50%, 03/15/25	42	41,996
7.13%, 06/15/26(d)	1,322	1,326,759
7.88%, 04/15/27(d)	1,347	1,363,607
7.50%, 02/01/29	1,713	1,749,932
7.45%, 05/01/34	327	366,240
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)	516	430,860
General Dynamics Corp., 4.25%, 04/01/50(d)	1,260	1,178,579
Howmet Aerospace, Inc., 5.13%, 10/01/24	39	39,160
Moog, Inc., 4.25%, 12/15/27(b)	320	296,121
Northrop Grumman Corp.(d) 4.03%, 10/15/47	2,400	2,089,718
5.25%, 05/01/50	3,050	3,158,036
Raytheon Technologies Corp. 4.63%, 11/16/48	2,805	2,667,007
3.13%, 07/01/50(d)	3,545	2,643,024
Rolls-Royce PLC(b) 3.63%, 10/14/25	200	189,500
5.75%, 10/15/27	1,933	1,925,655
Spirit AeroSystems, Inc.(b) 7.50%, 04/15/25	332	332,000
9.38%, 11/30/29	974	1,062,878
TransDigm, Inc. 8.00%, 12/15/25(b)	1,596	1,625,925
6.25%, 03/15/26(b)	16,639	16,654,141
6.38%, 06/15/26	8	7,820
7.50%, 03/15/27	432	430,920
6.75%, 08/15/28(b)	3,658	3,694,580
Triumph Group, Inc., 9.00%, 03/15/28(b)	1,306	1,307,371

		51,399,187

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	105	109,200

Automobile Components — 1.5%
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	4,240	3,326,631
Clarios Global LP, 6.75%, 05/15/25(b)	631	637,720
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(e)	EUR 100	103,367
6.25%, 05/15/26(b)	USD 4,933	4,920,668
8.50%, 05/15/27(b)(d)	7,065	7,091,494
Goodyear Tire & Rubber Co. 5.00%, 07/15/29	207	184,934
5.63%, 04/30/33	53	45,845

		16,310,659

Automobiles — 1.5%
Asbury Automotive Group, Inc. 4.50%, 03/01/28	197	179,270

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Asbury Automotive Group, Inc. (continued)
5.00%, 02/15/32(b)	USD 293	$256,669
Ford Motor Co.(d) 3.25%, 02/12/32	1,125	884,201
6.10%, 08/19/32	5,265	5,102,080
Ford Motor Credit Co. LLC 5.13%, 06/16/25(d)	1,270	1,243,133
2.70%, 08/10/26	613	545,564
4.95%, 05/28/27(d)	400	381,526
3.82%, 11/02/27	421	377,321
2.90%, 02/16/28(d)	427	367,049
5.11%, 05/03/29	200	187,760
7.35%, 03/06/30	435	446,963
3.63%, 06/17/31	456	375,758
General Motors Co.(d) 6.25%, 10/02/43	940	903,519
5.95%, 04/01/49	3,455	3,208,048
Hyundai Capital America 5.50%, 03/30/26	200	200,301
2.38%, 10/15/27(e)	200	176,814
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(e)	500	409,918
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b) .	456	381,490
Lithia Motors, Inc., 3.88%, 06/01/29(b)	269	232,685
Penske Automotive Group, Inc., 3.75%, 06/15/29	621	536,128
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)	200	180,163

		16,576,360

Banks — 3.3%
ABQ Finance Ltd., 3.13%, 09/24/24(e)	200	192,600
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(e)	212	198,922
Agricultural Bank of China Ltd., 1.25%, 01/19/26(e)	200	182,946
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(d)	5,445	4,202,695
Bangkok Bank PCL 4.45%, 09/19/28(e)	200	197,184
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(e)	200	169,454
(5 year CMT + 4.73%), 5.00%	222	202,825
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26	200	201,272
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	200	181,522
Bank of China Ltd.(e) 1.00%, 11/02/24	200	188,537
1.40%, 04/28/26	200	182,230
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(e)(f)	750	630,000
China Construction Bank Corp., (5 year CMT + 2.15%), 2.45%, 06/24/30(a)(e)	200	188,246
Fifth Third Bancorp, Series H, (3 mo. LIBOR US + 3.03%), 5.10%(a)(f)	5,000	4,330,070
Industrial & Commercial Bank of China Ltd., 2.95%, 06/01/25(e)	200	192,548
Industrial & Commercial Bank of China Macau Ltd., (5 year CMT + 1.65%), 2.88%, 09/12/29(a)(e)	200	192,600
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(d)	9,840	9,323,269
Kasikornbank PCL(a)(e)
(5 year CMT + 1.70%), 3.34%, 10/02/31	468	408,330
(5 year CMT + 3.34%), 4.00%(f)	300	247,875
Kasikornbank PCL/Hong Kong, 5.46%, 03/07/28	200	205,890
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(d)	5,110	5,194,284

Security	Par (000)	Value

Banks (continued)
NongHyup Bank, 4.00%, 01/06/26(e)	USD 200	$194,975
QNB Finance Ltd., 2.63%, 05/12/25(e)	200	189,725
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(e) .	200	181,780
SNB Funding Ltd., 2.75%, 10/02/24(e)	200	191,975
United Overseas Bank Ltd., 1.25%, 04/14/26(e)	200	181,074
Wells Fargo & Co.(d) 5.61%, 01/15/44	4,119	3,968,980
(1 day SOFR + 1.51%), 3.53%, 03/24/28(a)	4,075	3,844,722

		35,766,530

Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(d)	6,170	6,030,018
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(d)	5,000	5,360,336
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)	2,781	2,127,187
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) 6.00%, 06/15/27	509	504,432
3.25%, 09/01/28	200	172,112
4.00%, 09/01/29	3,414	2,671,455
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(b)	200	197,000
Ball Corp. 5.25%, 07/01/25	30	29,800
3.13%, 09/15/31(d)	445	368,237
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)	228	206,604
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	159,559
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26	4,532	4,532,000
9.25%, 04/15/27	69	63,755
Trivium Packaging Finance BV(b) 5.50%, 08/15/26	2,830	2,711,140
8.50%, 08/15/27	3,036	2,762,760

		27,896,395

Biotechnology — 0.6%
Baxalta, Inc., 5.25%, 06/23/45(d)	6,000	5,880,123

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	387	363,343

Building Materials — 0.4%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)	336	311,116
Jeld-Wen, Inc., 4.63%, 12/15/25(b)	38	35,245
Masonite International Corp., Class C, 5.38%, 02/01/28(b)	235	224,425
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	163	144,075
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	1,232	1,156,540
Standard Industries, Inc. 2.25%, 11/21/26(e)	EUR 156	146,388
5.00%, 02/15/27(b)	USD 412	391,285
4.75%, 01/15/28(b)	26	24,289
4.38%, 07/15/30(b)(d)	1,492	1,298,040
3.38%, 01/15/31(b)	350	281,289
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)	90	85,050

		4,097,742

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products — 0.9%
Advanced Drainage Systems, Inc.(b) 5.00%, 09/30/27	USD 93	$88,380
6.38%, 06/15/30	804	787,789
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)	86	75,884
GYP Holdings III Corp., 4.63%, 05/01/29(b)	350	299,250
Lowe’s Cos., Inc., 5.63%, 04/15/53(d)	4,345	4,359,183
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)	113	103,849
SRS Distribution, Inc.(b) 4.63%, 07/01/28	904	802,838
6.13%, 07/01/29(d)	1,046	882,521
6.00%, 12/01/29(d)	763	629,986
White Cap Buyer LLC, 6.88%, 10/15/28(b)(d)	1,999	1,734,050
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(g)	96	87,301

		9,851,031

Capital Markets — 1.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	447	393,545
Gaci First Investment Co., 4.88%, 02/14/35(e)	200	196,500
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	725	588,236
Huarong Finance 2019 Co. Ltd., 2.13%, 09/30/23(e)	200	192,413
Huarong Finance II Co. Ltd., 4.63%, 06/03/26(e)	200	168,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26	807	794,149
5.25%, 05/15/27(d)	2,570	2,411,457
4.38%, 02/01/29	651	559,860
Jefferies Financial Group, Inc., 5.50%, 10/18/23(d)	4,000	3,989,744
NFP Corp.(b) 4.88%, 08/15/28(d)	139	125,378
6.88%, 08/15/28(d)	764	655,619
7.50%, 10/01/30	170	164,259
State Street Corp., (1 day SOFR + 1.72%), 5.82%, 11/04/28(a)(d)	2,925	3,050,906
Temasek Financial I Ltd., 2.38%, 08/02/41(e)	250	187,859

		13,478,425

Chemicals — 2.6%
Avient Corp., 7.13%, 08/01/30(b)	180	185,625
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	940	805,376
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	597	567,269
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(e)	200	194,850
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(e)	300	276,825
DuPont de Nemours, Inc., 5.42%, 11/15/48(d)	7,500	7,505,059
Element Solutions, Inc., 3.88%, 09/01/28(b)(d)	3,039	2,667,148
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(e)	200	164,050
Herens Holdco SARL, 4.75%, 05/15/28(b)	490	394,450
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	491	435,279
Ingevity Corp., 3.88%, 11/01/28(b)	100	85,678
LG Chem Ltd., 2.38%, 07/07/31(e)	200	164,100
LYB Finance Co. BV, 8.10%, 03/15/27(b)	6,000	6,618,008
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	240	236,777
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(d)	480	438,498
Scotts Miracle-Gro Co., 4.00%, 04/01/31	250	199,416
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	1,148	953,116

Security	Par (000)	Value

Chemicals (continued)
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(a)(e)(f)	USD 500	$368,219
WESCO Distribution, Inc.(b) 7.13%, 06/15/25	1,485	1,509,428
7.25%, 06/15/28(d)	1,384	1,421,091
WR Grace Holdings LLC(b) 4.88%, 06/15/27	224	215,916
5.63%, 08/15/29(d)	2,101	1,780,597
7.38%, 03/01/31	269	270,017

		27,456,792

Commercial Services & Supplies — 1.2%
ADT Security Corp. 4.13%, 06/15/23	25	24,879
4.13%, 08/01/29(b)	91	81,153
4.88%, 07/15/32(b)	37	32,645
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.30%), 6.50%, 06/15/45(a)(b)(d)	5,000	4,725,800
APX Group, Inc., 5.75%, 07/15/29(b)	555	496,725
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	368	296,141
Fortress Transportation & Infrastructure Investors LLC(b) 6.50%, 10/01/25	853	853,567
9.75%, 08/01/27	115	121,335
5.50%, 05/01/28(d)	791	721,661
Herc Holdings, Inc., 5.50%, 07/15/27(b)(d)	883	852,095
Hertz Corp., 5.00%, 12/01/29(b)(d)	439	363,589
LABL, Inc., 9.50%, 11/01/28	363	366,176
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	310	258,199
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	356	322,066
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.75%, 04/15/26	637	632,222
6.25%, 01/15/28(d)	804	751,740
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	882	731,459
Williams Scotsman International, Inc.(b) 6.13%, 06/15/25	823	817,835
4.63%, 08/15/28	541	492,138

		12,941,425

Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(b)(d)	942	887,134
CommScope, Inc.(b) 8.25%, 03/01/27	506	414,465
4.75%, 09/01/29(d)	1,098	915,205
Nokia OYJ, 6.63%, 05/15/39	324	323,394
Viasat, Inc.(b) 5.63%, 09/15/25	1,078	1,022,009
5.63%, 04/15/27	243	228,177
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	633	541,320

		4,331,704

Construction Materials(b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29	41	35,008
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	505	461,444
H&E Equipment Services, Inc., 3.88%, 12/15/28	132	115,676
Resideo Funding, Inc., 4.00%, 09/01/29	97	80,647
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28	117	120,490

		813,265

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Discretionary(b) — 1.2%
Carnival Corp. 10.50%, 02/01/26	USD 733	$763,727
7.63%, 03/01/26(d)	149	135,962
5.75%, 03/01/27	1,111	911,387
9.88%, 08/01/27	957	985,801
4.00%, 08/01/28	434	373,600
6.00%, 05/01/29(d)	866	688,470
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28	3,040	3,270,310
CoreLogic, Inc., 4.50%, 05/01/28(d)	869	659,354
Life Time, Inc. 5.75%, 01/15/26	256	248,685
8.00%, 04/15/26	227	216,537
Lindblad Expeditions LLC, 6.75%, 02/15/27	480	464,686
NCL Corp. Ltd. 5.88%, 03/15/26	97	82,555
8.38%, 02/01/28	206	206,706
7.75%, 02/15/29	78	66,880
NCL Finance Ltd., 6.13%, 03/15/28	530	429,427
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	128	118,669
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26	200	179,500
5.50%, 08/31/26	313	292,827
5.38%, 07/15/27	378	336,685
11.63%, 08/15/27	284	305,029
5.50%, 04/01/28	162	143,027
8.25%, 01/15/29	302	315,930
9.25%, 01/15/29(d)	566	601,375
7.25%, 01/15/30	415	417,594
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	262	224,881

		12,439,604

Consumer Finance — 1.6%
Block, Inc. 2.75%, 06/01/26	751	684,736
3.50%, 06/01/31	2,228	1,829,745
Global Payments, Inc., 5.95%, 08/15/52(d)	4,850	4,613,702
HealthEquity, Inc., 4.50%, 10/01/29(b)	1,085	963,988
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(e)	200	194,150
Navient Corp. 7.25%, 09/25/23	299	297,986
5.50%, 03/15/29	480	405,600
OneMain Finance Corp. 6.88%, 03/15/25	112	108,529
7.13%, 03/15/26(d)	781	750,767
6.63%, 01/15/28	295	270,459
5.38%, 11/15/29(d)	1,233	1,037,280
Sabre Global, Inc., 11.25%, 12/15/27(b)	748	697,016
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	788	740,720
Shinhan Card Co. Ltd., 1.38%, 10/19/25(e)	200	181,380
Shriram Finance Ltd., 4.40%, 03/13/24	500	480,625
SLM Corp., 3.13%, 11/02/26	347	294,950
Verscend Escrow Corp., 9.75%, 08/15/26(b)	3,791	3,791,000

		17,342,633

Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC(b) 3.25%, 03/15/26	1,389	1,307,042
4.63%, 01/15/27(d)	1,961	1,896,454
5.88%, 02/15/28	928	922,297

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC(b) (continued) 6.50%, 02/15/28	USD 237	$237,593
4.88%, 02/15/30(d)	387	361,220
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(e)	200	171,360
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(d)	714	711,572
General Mills, Inc.(d) 5.24%, 11/18/25	935	937,807
4.20%, 04/17/28	620	613,286
Kraft Heinz Foods Co. 4.25%, 03/01/31	68	65,801
5.00%, 07/15/35	214	214,153
7.13%, 08/01/39(b)(d)	4,415	5,047,045
4.63%, 10/01/39	100	91,662
5.00%, 06/04/42	12	11,508
4.38%, 06/01/46	158	137,649
5.50%, 06/01/50(d)	2,825	2,858,137
Lamb Weston Holdings, Inc.(b) 4.88%, 05/15/28	460	446,177
4.13%, 01/31/30(d)	515	471,225
4.38%, 01/31/32(d)	409	370,925
Performance Food Group, Inc., 4.25%, 08/01/29(b)	700	628,581
Post Holdings, Inc., 4.63%, 04/15/30(b)(d)	434	388,973
U.S. Foods, Inc.(b) 4.75%, 02/15/29	595	549,631
4.63%, 06/01/30	67	60,438
United Natural Foods, Inc., 6.75%, 10/15/28(b)	53	49,259
Walmart, Inc., 5.25%, 09/01/35(d)	5,150	5,650,317

		24,200,112

Containers & Packaging — 1.8%
Clydesdale Acquisition Holdings, Inc.(b) 6.63%, 04/15/29	988	950,950
8.75%, 04/15/30	633	575,232
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	214,742
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	355	345,708
International Paper Co. 8.70%, 06/15/38	4,000	5,170,596
7.30%, 11/15/39	10,000	11,495,411
LABL, Inc., 5.88%, 11/01/28(b)	520	462,054
Sealed Air Corp., 4.00%, 12/01/27(b)	109	101,719
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	229	231,554

		19,547,966

Distributors — 0.1%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	200	194,968
2.13%, 02/09/31	200	164,366
Tencent Holdings Ltd., 3.58%, 04/11/26(e)	200	191,850

		551,184

Diversified Consumer Services — 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26	5,356	5,147,143
9.75%, 07/15/27(d)	3,673	3,273,598

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Consumer Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	USD 2,354	$1,983,617
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28	1,577	1,407,424
4.88%, 07/01/29(d)	861	778,662
Garda World Security Corp., 7.75%, 02/15/28(b)	522	514,485
Service Corp. International 5.13%, 06/01/29	468	451,474
3.38%, 08/15/30(d)	1,318	1,123,595
Sotheby’s, 7.38%, 10/15/27(b)	200	189,186

		14,869,184

Diversified REITs — 1.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	364	292,110
Crown Castle, Inc.(d) 1.05%, 07/15/26	925	815,084
3.65%, 09/01/27	8,000	7,588,849
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	258	204,135
Iron Mountain, Inc.(b) 4.88%, 09/15/27	606	572,791
5.00%, 07/15/28	47	43,733
5.63%, 07/15/32	677	618,466
MPT Operating Partnership LP/MPT Finance Corp. 2.55%, 12/05/23	GBP 158	184,423
4.63%, 08/01/29(d)	USD 449	331,699
3.50%, 03/15/31(d)	2,123	1,429,204
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27	146	136,831
4.50%, 02/15/29(b)	1,704	1,539,189
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	199	166,189

		13,922,703

Diversified Telecommunication Services — 6.3%
AT&T, Inc. 4.65%, 06/01/44	28	25,037
4.35%, 06/15/45	95	81,403
3.50%, 09/15/53(d)	15,960	11,587,726
Level 3 Financing, Inc.
3.40%, 03/01/27(b)	593	469,029
4.63%, 09/15/27(b)	229	137,686
4.25%, 07/01/28(b)(d)	303	170,953
3.63%, 01/15/29(b)	220	121,642
3.75%, 07/15/29(b)	82	43,719
3.88%, 11/15/29(b)	329	238,107
10.50%, 05/15/30	2,365	2,258,565
Lumen Technologies, Inc., 4.00%, 02/15/27(b)	2,025	1,336,500
Sprint Capital Corp. 6.88%, 11/15/28(d)	3,063	3,291,285
8.75%, 03/15/32	2,041	2,484,918
Telecom Italia Capital SA 6.38%, 11/15/33	442	400,196
6.00%, 09/30/34	818	701,435
7.20%, 07/18/36	186	168,280
7.72%, 06/04/38	319	295,338
Telecom Italia SpA, 5.30%, 05/30/24(b)	1,062	1,040,760
Telefonica Emisiones SA, 5.21%, 03/08/47(d)	5,000	4,374,462
Verizon Communications, Inc.(d) 6.40%, 09/15/33	9,475	10,402,868

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.(d) (continued)
6.55%, 09/15/43	USD 13,225	$15,025,047
5.01%, 04/15/49	6,998	6,769,779
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27(d)	6,404	4,867,040
6.13%, 03/01/28	2,589	1,574,630

		67,866,405

Electric Utilities — 4.1%
Dominion Energy, Inc., Series C, (5 year CMT + 3.20%), 4.35%(a)(f)	2,020	1,671,049
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(a)(f)	6,851	6,058,552
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)(d)	7,500	6,988,383
FirstEnergy Corp., Series C, 3.40%, 03/01/50	284	194,759
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)	699	669,680
NextEra Energy Capital Holdings, Inc., (3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)(d)	5,000	4,197,726
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24	712	702,936
4.25%, 09/15/24	26	24,928
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(d)	2,750	2,838,240
Pacific Gas and Electric Co., 4.20%, 06/01/41(d)	2,310	1,821,667
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(e)	350	297,938
PG&E Corp., 5.25%, 07/01/30	226	209,796
Progress Energy, Inc., 7.00%, 10/30/31(d)	12,000	13,283,572
Sempra Energy, (5 year CMT + 4.55%), 4.88%(a)(f)	4,375	4,097,466
State Grid Overseas Investment BVI Ltd.(e)
1.00%, 08/05/25	200	183,448
3.50%, 05/04/27	200	194,168

		43,434,308

Electrical Equipment(b) — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	714	701,505
GrafTech Finance, Inc., 4.63%, 12/15/28	296	246,823
Regal Rexnord Corp.
6.05%, 02/15/26	155	155,679
6.05%, 04/15/28	940	940,418
6.30%, 02/15/30	350	352,417
6.40%, 04/15/33	510	510,315

		2,907,157

Electronic Equipment, Instruments & Components(b) — 0.2%
BWX Technologies, Inc.
4.13%, 06/30/28	70	63,029
4.13%, 04/15/29	248	219,923
Imola Merger Corp., 4.75%, 05/15/29(d)	784	701,358
Vertiv Group Corp., 4.13%, 11/15/28(d)	1,191	1,050,885

		2,035,195

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	1,295	1,270,719
6.25%, 04/01/28	98	94,080
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	927	900,995
6.88%, 09/01/27	592	565,703

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
Weatherford International Ltd.(b) 11.00%, 12/01/24	USD 11	$11,287
6.50%, 09/15/28	254	254,434
8.63%, 04/30/30(d)	505	516,645

		3,613,863

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(b) 5.13%, 07/15/29	1,142	1,087,924
6.38%, 02/01/31	168	171,403
Covanta Holding Corp. 4.88%, 12/01/29(b)	142	126,343
5.00%, 09/01/30	282	242,576
GFL Environmental, Inc.(b) 4.25%, 06/01/25	26	25,369
3.75%, 08/01/25	443	425,723
5.13%, 12/15/26(d)	2,367	2,314,370
4.00%, 08/01/28	36	32,709
3.50%, 09/01/28	376	340,280
4.75%, 06/15/29(d)	603	563,262
4.38%, 08/15/29	508	454,762
Tervita Corp., 11.00%, 12/01/25(b)	182	195,195
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,713	1,575,382

		7,555,298

Financial Services — 6.4%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)	724	568,340
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(d)(f)	3,375	2,421,562
Bank of America Corp.(a)(d)
(1 day SOFR + 1.83%), 4.57%, 04/27/33	9,380	8,928,822
(1 day SOFR + 1.99%), 6.20%, 11/10/28	3,090	3,230,230
Barclays PLC, (3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)(d)	3,220	3,105,819
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/33(b)(d)	5,100	5,342,652
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(f)	13,999	10,462,293
BOC Aviation Ltd., 1.75%, 01/21/26(e)	200	181,828
China Cinda 2020 I Management Ltd.(e) 3.25%, 01/28/27	200	183,142
3.00%, 03/18/27	200	181,163
CITIC Ltd., 3.70%, 06/14/26(e)	200	193,340
Citigroup, Inc., 6.68%, 09/13/43(d)	4,125	4,601,297
CMB International Leasing Management Ltd., 1.88%, 08/12/25(e)	200	184,725
Deutsche Bank AG, (1 day SOFR + 1.87%), 2.13%, 11/24/26(a)(d)	3,260	2,809,383
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/25(b)	191	189,783
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(g)	338	304,269
Goldman Sachs Group, Inc., (1 day SOFR + 1.85%), 3.62%, 03/15/28(a)(d)	1,830	1,731,112
Home Point Capital, Inc., 5.00%, 02/01/26(b)	411	308,375
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)	200	185,037
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	200	159,734
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	475	402,130
JIC Zhixin Ltd., 3.50%, 11/24/27(e)	200	190,984

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(a)(d)	USD 11,000	$11,267,947
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 5.25%, 10/01/25	67	58,946
4.75%, 06/15/29	398	287,686
MGIC Investment Corp., 5.25%, 08/15/28	337	320,318
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27	524	475,530
5.75%, 11/15/31	380	294,752
Power Finance Corp. Ltd., 3.75%, 12/06/27(e)	200	185,287
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)(d)	932	834,140
Spectrum Brands, Inc. 5.75%, 07/15/25	1,002	989,156
5.00%, 10/01/29(b)	34	29,508
UBS Group AG, (1 year CMT + 1.55%), 4.49%, 05/12/26(a)(b)	2,585	2,493,057
UniCredit SpA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	6,135	5,053,793

		68,156,140

Food Products — 0.7%
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR 200	209,787
Aramark Services, Inc.(b)(d) 5.00%, 04/01/25	USD 1,049	1,032,315
6.38%, 05/01/25	1,567	1,578,533
5.00%, 02/01/28	686	649,275
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(e).	200	173,802
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25(d)	1,562	1,522,984
4.63%, 11/15/28	675	615,094
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR 100	105,109
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(b)	USD 576	475,668
Pilgrim’s Pride Corp., 3.50%, 03/01/32	387	314,940
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	384	312,050
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(e)	200	183,020

		7,172,577

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	237	207,079

Ground Transportation — 1.7%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)	6,125	5,760,808
CMHI Finance BVI Co. Ltd., (5 year CMT + 6.62%), 3.88%(a)(e)(f)	200	192,000
CSX Corp., 3.80%, 04/15/50(d)	770	623,711
Norfolk Southern Corp., 6.00%, 03/15/2105	12,700	11,699,089

		18,275,608

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 2.63%, 11/01/25(e)	EUR 300	312,266
4.63%, 07/15/28(b)(d)	USD 2,191	2,075,973
3.88%, 11/01/29(b)	395	353,525

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Embecta Corp., 6.75%, 02/15/30(b)	USD 129	$117,390
Garden Spinco Corp., 8.63%, 07/20/30(b)	328	350,444
Medtronic, Inc., 4.63%, 03/15/45(d)	647	635,231

		3,844,829

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)	52	48,880
AdaptHealth LLC, 5.13%, 03/01/30(b)	55	46,658
Aetna, Inc., 3.88%, 08/15/47(d)	3,500	2,776,077
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	580	487,200
Centene Corp. 2.45%, 07/15/28(d)	640	556,800
3.00%, 10/15/30	1,673	1,408,802
2.50%, 03/01/31(d)	1,918	1,553,196
2.63%, 08/01/31	363	294,143
CHS/Community Health Systems, Inc.(b) 6.00%, 01/15/29(d)	1,376	1,163,931
5.25%, 05/15/30	518	406,345
4.75%, 02/15/31	174	128,459
Elevance Health, Inc. 4.55%, 03/01/48	5,000	4,552,269
6.10%, 10/15/52(d)	1,985	2,214,622
Encompass Health Corp. 4.50%, 02/01/28	35	32,623
4.75%, 02/01/30(d)	1,032	938,289
4.63%, 04/01/31	250	218,386
HCA, Inc. 5.38%, 09/01/26	359	360,279
5.63%, 09/01/28(d)	833	842,677
5.25%, 06/15/49(d)	3,500	3,156,116
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25	574	544,703
4.38%, 02/15/27	509	416,293
Medline Borrower LP(b) 3.88%, 04/01/29	362	314,035
5.25%, 10/01/29(d)	1,960	1,700,520
ModivCare, Inc., 5.88%, 11/15/25(b)	215	206,131
Molina Healthcare, Inc.(b) 4.38%, 06/15/28(d)	659	613,061
3.88%, 11/15/30	491	428,406
3.88%, 05/15/32(d)	198	166,399
Surgery Center Holdings, Inc.(b)(d) 6.75%, 07/01/25	188	185,984
10.00%, 04/15/27	524	534,273
Teleflex, Inc. 4.63%, 11/15/27	70	68,374
4.25%, 06/01/28(b)(d)	637	605,733
Tenet Healthcare Corp. 4.63%, 07/15/24	471	464,604
4.63%, 09/01/24	882	866,444
4.88%, 01/01/26	4,122	4,041,044
6.25%, 02/01/27	171	168,160
5.13%, 11/01/27(d)	427	409,942
4.25%, 06/01/29	2,060	1,863,703
6.13%, 06/15/30(b)(d)	646	637,279
UnitedHealth Group, Inc., 6.88%, 02/15/38(d)	10,000	12,065,463

		47,486,303

Health Care Technology(b) — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(d)	2,282	1,850,381

Security	Par (000)	Value

Health Care Technology (continued)
Catalent Pharma Solutions, Inc.(d) 5.00%, 07/15/27	USD 733	$715,807
3.50%, 04/01/30	390	342,744
Charles River Laboratories International, Inc. 4.25%, 05/01/28	324	303,227
4.00%, 03/15/31	68	59,500
IQVIA, Inc. 5.00%, 10/15/26	554	541,535
5.00%, 05/15/27(d)	592	581,693

		4,394,887

Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp. 4.75%, 12/01/27	254	243,611
4.75%, 06/15/31(b)(d)	643	583,973
Boyne USA, Inc., 4.75%, 05/15/29(b)	584	521,380
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 5.75%, 04/15/25	552	554,012
3.88%, 01/15/28	1,128	1,049,040
4.38%, 01/15/28(d)	2,509	2,316,183
4.00%, 10/15/30	110	94,325
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	3,420	3,420,160
8.13%, 07/01/27(d)	2,244	2,288,880
4.63%, 10/15/29(d)	2,534	2,215,983
7.00%, 02/15/30	2,151	2,188,642
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(d)	1,048	1,048,224
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)	1,346	1,300,021
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)	408	407,743
Champion Path Holdings Ltd.(e) 4.50%, 01/27/26	500	438,125
4.85%, 01/27/28	500	417,438
Churchill Downs, Inc.(b) 5.50%, 04/01/27	1,730	1,693,817
4.75%, 01/15/28	730	683,590
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b) 4.63%, 01/15/29	807	708,304
6.75%, 01/15/30	133	109,423
Fortune Star BVI Ltd.(e) 6.75%, 07/02/23	200	194,500
5.95%, 10/19/25	269	206,592
5.00%, 05/18/26	344	250,260
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)	319	318,402
5.75%, 05/01/28(b)	638	638,000
3.75%, 05/01/29(b)	356	318,620
4.88%, 01/15/30(d)	1,101	1,054,604
4.00%, 05/01/31(b)	248	217,174
3.63%, 02/15/32(b)	51	43,031
Las Vegas Sands Corp.
3.50%, 08/18/26	96	89,586
3.90%, 08/08/29	88	79,435
Marriott International, Inc., Series EE, 5.75%, 05/01/25(d)	1,295	1,303,751
McDonald’s Corp., 4.20%, 04/01/50	480	423,317

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd. 5.25%, 04/26/26(e)	USD 300	$270,000
5.75%, 07/21/28(e)	300	253,800
5.38%, 12/04/29(e)	383	313,103
5.38%, 12/04/29(b)	200	163,500
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	440	417,329
MGM China Holdings Ltd., 5.88%, 05/15/26(e)	200	188,225
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	487	423,366
Motion Bondco DAC, 6.63%, 11/15/27(b)	200	184,544
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b) 5.63%, 09/01/29	242	178,623
5.88%, 09/01/31	242	173,962
Scientific Games International, Inc.(b) 8.63%, 07/01/25	442	452,498
7.00%, 05/15/28(d)	451	446,490
7.25%, 11/15/29	218	218,421
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	591	597,108
Station Casinos LLC, 4.63%, 12/01/31(b)	611	515,989
Studio City Finance Ltd.(e) 6.50%, 01/15/28	300	250,875
5.00%, 01/15/29	530	402,800
Sunny Express Enterprises Corp., 2.95%, 03/01/27(e) .	200	189,442
Vail Resorts, Inc., 6.25%, 05/15/25(b)	341	341,798
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(d)	602	568,890
Wynn Macau Ltd.(e) 4.88%, 10/01/24	200	192,560
5.50%, 01/15/26	230	211,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(d) 5.13%, 10/01/29	1,288	1,169,968
7.13%, 02/15/31	504	511,242
Yum! Brands, Inc. 4.75%, 01/15/30(b)	95	90,762
3.63%, 03/15/31	134	117,652

		36,264,693

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC, 4.88%, 02/15/30(b)	699	527,151
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	507	434,753
Lennar Corp., 5.25%, 06/01/26(d)	890	893,018
Mattamy Group Corp., 4.63%, 03/01/30(b)(d)	427	371,396
NCR Corp.(b) 5.00%, 10/01/28	241	211,831
5.13%, 04/15/29(d)	913	789,977
PulteGroup, Inc. 5.00%, 01/15/27	55	54,544
7.88%, 06/15/32	56	64,760
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(d)	684	420,660
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)	15	14,715
Tempur Sealy International, Inc.(b) 4.00%, 04/15/29	429	377,426

Security	Par (000)	Value

Household Durables (continued)
Tempur Sealy International, Inc.(b) (continued) 3.88%, 10/15/31	USD 70	$58,450
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	33,014

		4,251,695

Household Products — 0.0%
Central Garden & Pet Co. 5.13%, 02/01/28	80	77,000
4.13%, 10/15/30	270	238,572

		315,572

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b) 5.25%, 06/01/26	379	369,487
5.13%, 03/15/28(d)	2,807	2,570,006
5.00%, 02/01/31	3	2,539
Clearway Energy Operating LLC(b) 4.75%, 03/15/28	747	713,385
3.75%, 01/15/32	307	255,142
Greenko Dutch BV, 3.85%, 03/29/26(d)(e)	758	682,444
India Green Energy Holdings, 5.38%, 04/29/24(e)	250	241,250
India Green Power Holdings, 4.00%, 02/22/27(e)	700	593,250
JERA Co., Inc., 3.67%, 04/14/27(e)	200	184,848
NRG Energy, Inc. 6.63%, 01/15/27	618	616,665
5.75%, 01/15/28	52	50,996
5.25%, 06/15/29(b)	394	365,776
3.88%, 02/15/32(b)	317	253,600
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)	120	111,735
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(e)	550	462,000
TerraForm Power Operating LLC(b) 5.00%, 01/31/28	231	219,459
4.75%, 01/15/30	127	113,879
TransAlta Corp., 7.75%, 11/15/29	165	173,396

		7,979,857

Industrial Conglomerates — 0.0%
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(e)	200	184,972

Insurance — 4.3%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	478	394,982
AIA Group Ltd., (5 year CMT + 1.76%), 2.70%(a)(e)(f)	200	171,000
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b) 4.25%, 10/15/27	41	36,723
6.75%, 10/15/27(d)	2,839	2,633,172
6.75%, 04/15/28	934	923,493
5.88%, 11/01/29	127	107,098
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)	5,000	4,868,891
AmWINS Group, Inc., 4.88%, 06/30/29(b)	551	487,635
Aon Global Ltd., 4.25%, 12/12/42(d)	6,500	5,265,849
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)(d)	4,890	4,854,554
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	87	83,024
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(e)	200	172,038

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%(a)(e)(f)	USD 200	$197,788
HUB International Ltd.(b) 7.00%, 05/01/26	1,900	1,867,335
5.63%, 12/01/29	181	157,701
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/30	418	433,244
10.50%, 12/15/30(b)	418	421,013
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(d)	12,000	12,613,679
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.04%), 7.91%, 05/15/55(a)	5,000	4,962,981
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 7.41%(a)(f)	5,000	4,887,000
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)	308	269,308

		45,808,508

Interactive Media & Services — 0.6%
Baidu, Inc., 1.63%, 02/23/27	200	176,494
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)	540	372,627
Netflix, Inc. 3.63%, 06/15/25(b)	210	203,905
5.88%, 11/15/28(d)	1,698	1,784,343
5.38%, 11/15/29(b)(d)	2,007	2,038,982
4.88%, 06/15/30(b)	461	458,946
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	552	471,588
Tencent Holdings Ltd.(e) 1.81%, 01/26/26	200	183,225
3.60%, 01/19/28	200	188,032
Weibo Corp., 3.50%, 07/05/24	200	194,287

		6,072,429

Internet Software & Services — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(b)	582	442,168
Booking Holdings, Inc., 3.55%, 03/15/28(d)	3,375	3,240,793
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)	777	671,818
Match Group Holdings II LLC(b) 4.13%, 08/01/30	383	329,763
3.63%, 10/01/31	217	176,589
Uber Technologies, Inc.(b) 7.50%, 05/15/25	1,590	1,610,388
8.00%, 11/01/26	645	661,273
7.50%, 09/15/27(d)	1,443	1,487,892
6.25%, 01/15/28(d)	2,220	2,214,450
4.50%, 08/15/29(d)	926	843,818

		11,678,952

IT Services — 0.8%
Booz Allen Hamilton, Inc.(b) 3.88%, 09/01/28	561	511,935
4.00%, 07/01/29	945	852,781
CA Magnum Holdings 5.38%, 10/31/26(b)	964	850,730
5.38%, 10/31/26(e)	700	617,750
Camelot Finance SA, 4.50%, 11/01/26(b)	1,348	1,273,860
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)	592	512,596
Fair Isaac Corp., 4.00%, 06/15/28(b)(d)	393	364,507
Gartner, Inc., 4.50%, 07/01/28(b)	545	517,314
McAfee Corp., 7.38%, 02/15/30(b)(d)	1,273	1,067,403
Presidio Holdings, Inc., 4.88%, 02/01/27(b)	73	69,762

Security	Par (000)	Value

IT Services (continued)
Twilio, Inc. 3.63%, 03/15/29	USD 259	$223,387
3.88%, 03/15/31(d)	558	473,474
Wipro IT Services LLC, 1.50%, 06/23/26(e)	200	179,600
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(d)	989	856,202

		8,371,301

Leisure Products — 0.1%
Mattel, Inc. 3.75%, 04/01/29(b)	122	109,614
6.20%, 10/01/40	513	462,023
5.45%, 11/01/41	753	634,030

		1,205,667

Machinery(b) — 0.6%
Chart Industries, Inc. 7.50%, 01/01/30	946	977,426
9.50%, 01/01/31	143	150,865
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(g)	166	140,270
Madison IAQ LLC, 5.88%, 06/30/29(d)	658	508,305
Terex Corp., 5.00%, 05/15/29	688	640,191
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26	1,550	1,298,125
TK Elevator Holdco GmbH, 7.63%, 07/15/28(d)	596	515,087
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(d)	2,402	2,267,728

		6,497,997

Media — 8.6%
Altice Financing SA, 5.75%, 08/15/29(b)	2,677	2,128,215
AMC Networks, Inc., 4.25%, 02/15/29	263	161,695
Cable One, Inc. 0.00%, 03/15/26(h)(i)	136	107,304
4.00%, 11/15/30(b)(d)	641	521,755
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 5.00%, 02/01/28	7	6,458
6.38%, 09/01/29(d)	7,984	7,624,720
4.75%, 03/01/30(d)	267	231,327
4.50%, 08/15/30(d)	211	178,295
4.25%, 02/01/31(d)	1,749	1,430,087
7.38%, 03/01/31(d)	558	549,281
4.75%, 02/01/32	381	319,984
4.25%, 01/15/34(d)	3,290	2,573,175
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35	479	477,187
6.48%, 10/23/45	9,584	9,079,839
5.38%, 05/01/47(d)	1,500	1,237,572
6.83%, 10/23/55	3,540	3,439,290
Clear Channel Outdoor Holdings, Inc.(b)(d) 5.13%, 08/15/27	5,636	5,058,310
7.75%, 04/15/28	3,011	2,258,250
Comcast Corp.(d) 3.75%, 04/01/40	545	467,826
2.99%, 11/01/63	5,558	3,603,708
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	4,099	3,853,060
Cox Communications, Inc., 8.38%, 03/01/39(b)(d)	5,000	6,216,729
CSC Holdings LLC 5.25%, 06/01/24(d)	1,125	1,085,625
5.38%, 02/01/28(b)	336	275,272

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC (continued) 4.13%, 12/01/30(b)(d)	USD 641	$460,360
4.50%, 11/15/31(b)	3,766	2,715,324
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)(d)	897	812,413
Discovery Communications LLC, 4.88%, 04/01/43(d)	4,000	3,244,774
DISH DBS Corp. 7.75%, 07/01/26(d)	1,110	732,600
5.25%, 12/01/26(b)	2,739	2,185,434
5.75%, 12/01/28(b)(d)	1,022	762,667
DISH Network Corp., 11.75%, 11/15/27(b)	276	267,720
Frontier Communications Holdings LLC(b) 5.00%, 05/01/28	391	339,294
8.75%, 05/15/30	2,693	2,682,255
GCI LLC, 4.75%, 10/15/28(b)	160	138,037
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(e)(f)	700	634,944
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	200	187,412
Iliad Holding SASU(b) 6.50%, 10/15/26(d)	820	781,476
7.00%, 10/15/28	1,735	1,646,151
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	2,215	2,131,716
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	860	812,270
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)	500	119,851
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	388	255,110
Live Nation Entertainment, Inc.(b) 4.88%, 11/01/24	136	133,280
5.63%, 03/15/26	25	24,187
6.50%, 05/15/27(d)	2,865	2,895,782
4.75%, 10/15/27	711	657,675
3.75%, 01/15/28	155	138,725
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(e)(f)	695	656,905
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27(d)	998	899,028
4.25%, 01/15/29(d)	390	323,700
4.63%, 03/15/30	222	185,141
Paramount Global, 5.85%, 09/01/43(d)	1,300	1,123,597
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26(d)	1,228	960,910
6.50%, 09/15/28	2,638	1,081,580
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	817	658,706
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)	651	609,473
Stagwell Global LLC, 5.63%, 08/15/29(b)	209	183,280
TEGNA, Inc., 4.75%, 03/15/26(b)	64	60,711
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	1,000	920,000
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	3,468,653
Univision Communications, Inc.(b) 6.63%, 06/01/27	113	107,147
7.38%, 06/30/30(d)	344	325,231
UPC Broadband Finco BV, 4.88%, 07/15/31(b)	534	461,766
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	1,452	1,290,465

Security	Par (000)	Value

Media (continued)
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)(d)	USD 955	$881,093
Ziggo BV, 4.88%, 01/15/30(b)	605	515,762

		92,357,569

Metals & Mining — 2.0%
ABJA Investment Co. Pte. Ltd.(e) 4.45%, 07/24/23	200	198,250
5.45%, 01/24/28	306	295,539
Arconic Corp.(b) 6.00%, 05/15/25	705	705,000
6.13%, 02/15/28(d)	607	597,110
ATI, Inc. 5.88%, 12/01/27	374	365,361
5.13%, 10/01/31	656	596,960
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	2,606	2,586,090
Carpenter Technology Corp. 6.38%, 07/15/28	58	56,574
7.63%, 03/15/30(d)	108	111,709
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(e)	200	183,988
Constellium SE(b) 5.88%, 02/15/26	996	997,096
3.75%, 04/15/29	1,731	1,499,410
JSW Steel Ltd., 3.95%, 04/05/27(e)	500	430,000
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28(d)	944	840,180
4.50%, 06/01/31	700	574,847
New Gold, Inc., 7.50%, 07/15/27(b)	1,357	1,306,207
Novelis Corp.(b) 3.25%, 11/15/26	538	491,659
4.75%, 01/30/30(d)	3,326	3,055,912
3.88%, 08/15/31	932	784,968
Periama Holdings LLC, 5.95%, 04/19/26(e)	200	188,250
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	249	222,335
Southern Copper Corp., 5.88%, 04/23/45(d)	3,870	3,996,355
Steel Dynamics, Inc., 3.25%, 10/15/50(d)	1,145	799,303
Vedanta Resources Finance II PLC(e) 13.88%, 01/21/24	400	320,325
8.95%, 03/11/25	200	122,000

		21,325,428

Offshore Drilling & Other Services — 0.1%
Entegris, Inc.(b) 4.38%, 04/15/28	176	159,003
3.63%, 05/01/29	305	263,264
Lam Research Corp., 4.88%, 03/15/49(d)	875	866,578

		1,288,845

Oil, Gas & Consumable Fuels — 13.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	855	838,943
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) 5.75%, 03/01/27	95	92,817
5.75%, 01/15/28	127	121,920
5.38%, 06/15/29	1,095	1,030,549
Apache Corp. 4.25%, 01/15/30(d)	383	349,488
5.10%, 09/01/40	11	9,323

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp. (continued) 5.35%, 07/01/49	USD 198	$153,022
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b) 9.00%, 11/01/27	680	826,035
5.88%, 06/30/29	2	1,765
Buckeye Partners LP 4.13%, 03/01/25(b)	594	561,875
5.85%, 11/15/43	383	289,199
5.60%, 10/15/44	191	135,255
Callon Petroleum Co. 8.25%, 07/15/25	69	68,517
6.38%, 07/01/26	245	232,750
8.00%, 08/01/28(b)	1,208	1,196,766
7.50%, 06/15/30(b)	1,075	1,010,500
Cheniere Energy Partners LP 4.50%, 10/01/29	1,571	1,459,476
4.00%, 03/01/31	430	382,674
3.25%, 01/31/32(d)	1,218	1,006,214
Chesapeake Energy Corp.(b) 5.88%, 02/01/29	80	76,151
6.75%, 04/15/29	869	862,708
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44	250	235,594
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	250	243,016
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	2,000	2,213,980
CNX Resources Corp.(b)
6.00%, 01/15/29	46	43,010
7.38%, 01/15/31(d)	327	322,095
Comstock Resources, Inc.(b)(d) 6.75%, 03/01/29	792	724,712
5.88%, 01/15/30	988	848,838
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	2,468	2,218,362
Crescent Energy Finance LLC(b) 7.25%, 05/01/26	1,096	1,030,240
9.25%, 02/15/28(d)	403	386,376
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b) 6.00%, 02/01/29	437	416,020
8.00%, 04/01/29	142	144,840
7.38%, 02/01/31	417	417,000
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25(d)	1,399	1,371,102
5.00%, 05/01/29	56	52,170
DCP Midstream Operating LP(b) 6.45%, 11/03/36	177	183,574
6.75%, 09/15/37	1,218	1,321,201
Devon Energy Corp. 8.25%, 08/01/23(d)	811	814,451
5.25%, 09/15/24	100	100,244
5.25%, 10/15/27	130	130,029
5.88%, 06/15/28	204	207,802
4.50%, 01/15/30	117	111,741
Diamondback Energy, Inc.(d) 3.50%, 12/01/29	692	632,325
6.25%, 03/15/33	2,880	3,043,520
DT Midstream, Inc.(b) 4.13%, 06/15/29(d)	591	518,131

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(b) (continued) 4.38%, 06/15/31	USD 568	$494,836
Dycom Industries, Inc., 4.50%, 04/15/29(b)	26	23,465
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)(d)	444	430,826
eG Global Finance PLC(b) 6.75%, 02/07/25	503	465,547
8.50%, 10/30/25(d)	787	736,648
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78	5,000	4,546,995
Series 16-A, (3 mo. LIBOR US + 3.89%), 6.00%, 01/15/77	5,880	5,428,387
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)	518	514,115
Energy Transfer LP 5.50%, 06/01/27	406	410,355
6.13%, 12/15/45(d)	3,579	3,459,617
Series B, (3 mo. LIBOR US + 4.16%), 6.63%(a)(f)	5,000	3,724,117
Series H, (5 year CMT + 5.69%), 6.50%(a)(d)(f)	121	106,480
EnLink Midstream LLC 5.63%, 01/15/28(b)	594	582,120
5.38%, 06/01/29	423	407,137
6.50%, 09/01/30(b)	347	350,890
EnLink Midstream Partners LP 4.15%, 06/01/25	20	19,400
4.85%, 07/15/26	64	61,600
5.60%, 04/01/44	626	510,922
5.45%, 06/01/47	215	171,351
Enterprise Products Operating LLC(d) 4.90%, 05/15/46	5,375	4,956,108
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)	4,800	4,058,977
EQM Midstream Partners LP 6.00%, 07/01/25(b)	50	49,430
4.13%, 12/01/26	226	205,240
7.50%, 06/01/30(b)	141	136,594
4.75%, 01/15/31(b)	802	665,660
Exxon Mobil Corp., 3.45%, 04/15/51(d)	3,890	3,097,286
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25	99	95,896
7.75%, 02/01/28	368	356,801
8.88%, 04/15/30	232	234,900
Gulfport Energy Corp., 8.00%, 05/17/26(b)	52	51,975
Harbour Energy PLC, 5.50%, 10/15/26(b)	200	175,000
Harvest Midstream I LP, 7.50%, 09/01/28(b)	115	114,692
Hess Corp., 5.80%, 04/01/47(d)	5,000	4,897,778
Hess Midstream Operations LP, 4.25%, 02/15/30(b)(d)	497	443,871
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28	238	225,859
5.75%, 02/01/29	318	292,733
6.00%, 02/01/31	51	46,958
ITT Holdings LLC, 6.50%, 08/01/29(b)	711	600,312
Kinder Morgan, Inc. 7.80%, 08/01/31	197	225,633
7.75%, 01/15/32(d)	4,586	5,332,369
Kinetik Holdings LP, 5.88%, 06/15/30(b)(d)	897	863,362
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)	58	56,396
Marathon Petroleum Corp., 5.13%, 12/15/26(d)	937	945,627
Matador Resources Co., 5.88%, 09/15/26	415	409,447
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)	300	271,500

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(e)	USD 400	$351,825
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(e)	200	191,000
MPLX LP 5.20%, 03/01/47(d)	3,500	3,135,210
4.70%, 04/15/48(d)	5,000	4,198,254
5.50%, 02/15/49(d)	2,640	2,455,563
5.65%, 03/01/53	885	851,078
Murphy Oil Corp. 5.75%, 08/15/25	2	1,975
5.88%, 12/01/27	46	44,801
6.13%, 12/01/42	47	38,940
Murphy Oil USA, Inc., 4.75%, 09/15/29	323	294,224
Nabors Industries Ltd.(b) 7.25%, 01/15/26	260	247,975
7.50%, 01/15/28	794	732,784
Nabors Industries, Inc.(d) 5.75%, 02/01/25	1,179	1,142,156
7.38%, 05/15/27(b)	692	677,731
New Fortress Energy, Inc.(b) 6.75%, 09/15/25	1,467	1,411,987
6.50%, 09/30/26	1,605	1,476,600
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(d)	394	380,164
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(d)	1,117	1,230,895
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)	1,473	1,461,142
NuStar Logistics LP 6.00%, 06/01/26	373	365,618
6.38%, 10/01/30	45	43,178
Occidental Petroleum Corp. 6.95%, 07/01/24	43	43,541
5.88%, 09/01/25	195	196,515
8.88%, 07/15/30	159	184,939
6.63%, 09/01/30(d)	1,748	1,840,941
6.13%, 01/01/31	41	42,538
7.50%, 05/01/31	14	15,441
6.45%, 09/15/36(d)	417	438,446
6.20%, 03/15/40	1,401	1,408,565
6.60%, 03/15/46	46	48,364
PDC Energy, Inc., 5.75%, 05/15/26	759	738,849
Permian Resources Operating LLC(b) 5.38%, 01/15/26	64	60,661
7.75%, 02/15/26	644	645,610
6.88%, 04/01/27	309	302,301
5.88%, 07/01/29	571	540,674
Pertamina Persero PT(e) 1.40%, 02/09/26	250	226,368
2.30%, 02/09/31	200	164,772
Petroleos Mexicanos 4.63%, 09/21/23(d)	3,965	3,921,385
6.70%, 02/16/32	695	550,996
Petronas Capital Ltd.(e) 2.48%, 01/28/32	200	169,788
4.50%, 03/18/45	200	186,475
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 8.97%(a)(f)	2,215	1,960,783
Precision Drilling Corp., 6.88%, 01/15/29(b)	18	16,335
Range Resources Corp., 4.88%, 05/15/25	30	29,412
Reliance Industries Ltd., 3.67%, 11/30/27(e)	300	282,507
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)	191	169,277

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	USD 580	$483,282
Sabine Pass Liquefaction LLC(d) 5.75%, 05/15/24	2,575	2,581,116
5.88%, 06/30/26	1,481	1,511,375
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(e)	200	194,446
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(d)(e)	500	430,710
SM Energy Co. 5.63%, 06/01/25	196	190,041
6.75%, 09/15/26(d)	327	320,676
6.63%, 01/15/27	75	72,049
6.50%, 07/15/28	132	125,962
Southwestern Energy Co. 5.70%, 01/23/25	29	29,014
5.38%, 02/01/29(d)	308	290,290
4.75%, 02/01/32	8	7,064
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(e)	200	156,806
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27	141	139,207
5.88%, 03/15/28	317	304,320
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) 7.50%, 10/01/25	41	40,982
6.00%, 03/01/27	150	141,989
5.50%, 01/15/28	52	47,547
6.00%, 12/31/30	102	91,160
6.00%, 09/01/31	239	211,340
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	1,368	1,198,447
TransCanada PipeLines Ltd., 4.88%, 05/15/48(d)	4,000	3,604,174
Transcanada Trust, (3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)(d)	2,755	2,562,318
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	269	276,820
Transocean, Inc.(b) 7.50%, 01/15/26(d)	700	635,572
11.50%, 01/30/27	53	54,738
8.75%, 02/15/30	1,606	1,638,120
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29	1,693	1,527,086
4.13%, 08/15/31	1,574	1,382,885
3.88%, 11/01/33(d)	2,330	1,957,200
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	270	245,887
Western Midstream Operating LP 5.45%, 04/01/44	12	10,464
5.30%, 03/01/48(d)	945	800,708
5.50%, 08/15/48	117	100,757
5.50%, 02/01/50	1,445	1,226,082
Williams Cos., Inc.(d) 4.55%, 06/24/24	527	523,157
8.75%, 03/15/32	2,478	2,977,995
5.10%, 09/15/45	5,075	4,641,473
Woodside Finance Ltd., 3.70%, 09/15/26(e)	200	191,810

		147,535,184

Passenger Airlines — 1.6%
Air Canada, 3.88%, 08/15/26(b)(d)	549	498,493
Allegiant Travel Co., 7.25%, 08/15/27(b)	183	182,176
American Airlines, Inc. 5.18%, 10/15/23(c)	837	830,651
11.75%, 07/15/25(b)	1,475	1,613,709

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Passenger Airlines (continued)
American Airlines, Inc. (continued) 7.25%, 02/15/28(b)	USD 137	$133,232
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26	303	298,097
5.75%, 04/20/29(d)	1,845	1,769,898
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(d)	531	504,108
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(d)	1,857	1,850,846
Singapore Airlines Ltd., 3.00%, 07/20/26(e)	200	190,500
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)	1,548	1,355,229
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(d)	5,122	5,107,064
United Airlines, Inc.(b)
4.38%, 04/15/26(d)	1,154	1,104,047
4.63%, 04/15/29	1,362	1,231,931

		16,669,981

Pharmaceuticals — 3.8%
AbbVie, Inc.(d)
4.75%, 03/15/45	5,485	5,175,109
4.70%, 05/14/45	3,255	3,050,022
CVS Health Corp.(d)
5.13%, 07/20/45	3,879	3,679,853
5.05%, 03/25/48	8,205	7,675,828
Jazz Securities DAC, 4.38%, 01/15/29(b)	853	784,760
Merck & Co., Inc., 6.50%, 12/01/33(d)	6,420	7,532,586
Option Care Health, Inc., 4.38%, 10/31/29(b)	461	407,104
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)
4.13%, 04/30/28	1,633	1,492,742
5.13%, 04/30/31(d)	1,599	1,419,340
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)	1,021	941,781
Prestige Brands, Inc., 3.75%, 04/01/31(b)	318	269,534
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(d)	8,270	6,983,137
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	526	473,071
4.75%, 05/09/27	200	186,000
7.88%, 09/15/29	451	470,168
8.13%, 09/15/31	200	209,350

		40,750,385

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)	430	398,201

Real Estate Management & Development — 1.3%
Agile Group Holdings Ltd.(e) 5.75%, 01/02/25	200	106,000
6.05%, 10/13/25	200	91,913
AYC Finance Ltd., 3.90%(e)(f)	300	189,431
China Aoyuan Group Ltd.(j)(k) 7.95%, 02/19/23	230	20,700
6.20%, 03/24/26(e)	420	37,800
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(e)	200	196,100
China Resources Land Ltd., 3.75%, 08/26/24(e)	200	195,225
CIFI Holdings Group Co. Ltd.(e)(j)(k) 6.55%, 03/28/24	450	92,250

Security	Par (000)	Value

Real Estate Management & Development (continued)
CIFI Holdings Group Co. Ltd.(e)(j)(k) (continued) 6.45%, 11/07/24	USD 250	$51,250
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/25(g)	216	56,449
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(j)(k)	1,050	110,387
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(e)	200	191,725
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	360	350,662
Howard Hughes Corp.(b) 5.38%, 08/01/28	443	403,400
4.13%, 02/01/29	176	149,060
4.38%, 02/01/31	46	37,030
Kaisa Group Holdings Ltd.(j)(k) 11.50%, 01/30/23	200	23,000
9.75%, 09/28/23(e)	200	23,000
11.95%, 11/12/23(e)	249	28,635
KWG Group Holdings Ltd., 5.88%, 11/10/24(e)	400	106,000
Modern Land China Co. Ltd.(e)(j)(k) 8.00%, 12/30/24	219	14,830
9.00%, 12/30/25	253	16,954
9.00%, 12/30/27	492	32,222
(2.00% Cash or 2.00% PIK), 9.00%, 12/30/26	337	22,816
New Metro Global Ltd., 4.50%, 05/02/26(e)	349	226,850
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(d)	4,485	4,241,664
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(e)	500	439,156
Powerlong Real Estate Holdings Ltd.(e) 6.25%, 08/10/24	200	47,038
5.95%, 04/30/25	200	44,850
Realogy Group LLC/Realogy Co.-Issuer Corp.(b) 5.75%, 01/15/29	362	270,943
5.25%, 04/15/30	263	191,695
Redsun Properties Group Ltd., 10.50%, 10/03/22(j)(k)	200	23,000
RKPF Overseas Ltd.(e)
Series 2019-A, 5.90%, 03/05/25	200	167,000
Series 2020-A, 5.20%, 01/12/26	306	219,134
Ronshine China Holdings Ltd., 7.10%, 01/25/25(e)(j)(k)	200	13,500
Shimao Group Holdings Ltd., 3.45%, 01/11/31(e)(j)(k)	200	27,500
Shui On Development Holding Ltd.(e) 5.75%, 11/12/23	225	219,937
5.50%, 03/03/25	230	195,471
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(e)	200	176,574
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)	150	123,969
Sunac China Holdings Ltd., 7.00%, 07/09/25(e)(j)(k)	782	181,815
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)	200	160,662
Times China Holdings Ltd.(e)(j)(k) 6.75%, 07/08/25	570	85,500
5.75%, 01/14/27	326	47,433
Vanke Real Estate Hong Kong Co. Ltd., 4.15%, 04/18/23(e)	200	199,520
VICI Properties LP, 5.13%, 05/15/32	3,155	2,972,452
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(e)	285	254,772
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(e)	200	176,287
Yango Justice International Ltd.(e)(j)(k) 8.25%, 11/25/23	200	4,000
7.50%, 04/15/24	200	4,000

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.(e) 6.80%, 02/27/24(d)	USD 200	$194,000
5.13%, 05/20/26	200	168,500
Yuzhou Group Holdings Co. Ltd.(e)(j)(k) 7.70%, 02/20/25	200	17,500
7.38%, 01/13/26	1,300	113,750
Zhenro Properties Group Ltd., 7.35%, 02/05/25(e)(j)(k)	233	17,475

		13,772,786

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc., 5.00%, 04/15/30(d)	10,970	10,898,459
NVIDIA Corp.(d) 3.50%, 04/01/50	2,785	2,279,968
3.70%, 04/01/60	1,760	1,412,847
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 06/01/27	750	736,962
3.40%, 05/01/30(d)	1,755	1,572,699
QUALCOMM, Inc. 4.30%, 05/20/47	3,500	3,245,233
6.00%, 05/20/53(d)	1,993	2,264,335
Sensata Technologies B.V.(b) 5.63%, 11/01/24	695	692,932
5.00%, 10/01/25	572	567,810
4.00%, 04/15/29	207	187,019
5.88%, 09/01/30	383	379,649
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	2,150	1,958,992
SK Hynix, Inc., 1.50%, 01/19/26(e)	200	177,350
Synaptics, Inc., 4.00%, 06/15/29(b)	16	13,778
TSMC Global Ltd., 2.25%, 04/23/31(e)	250	210,393

		26,598,426

Software — 2.0%
Alteryx, Inc., 8.75%, 03/15/28	349	351,258
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)	859	780,616
Boxer Parent Co., Inc.(b) 7.13%, 10/02/25	764	760,358
9.13%, 03/01/26	336	325,826
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(d)	819	804,978
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)(d)	3,846	3,402,187
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	61	53,236
Elastic NV, 4.13%, 07/15/29(b)	718	612,992
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)	205	166,556
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	234	200,943
MicroStrategy, Inc., 6.13%, 06/15/28(b)	180	159,750
MSCI, Inc.(b) 3.63%, 09/01/30	81	70,414
3.88%, 02/15/31	707	629,301
3.25%, 08/15/33	173	141,678
Open Text Corp., 6.90%, 12/01/27(b)	898	926,377
Oracle Corp.(d) 6.15%, 11/09/29	2,385	2,540,330
3.95%, 03/25/51	4,425	3,329,713
5.55%, 02/06/53	1,280	1,218,613
PTC, Inc.(b) 3.63%, 02/15/25	166	160,094

Security	Par (000)	Value

Software (continued)
PTC, Inc.(b) (continued) 4.00%, 02/15/28	USD 365	$341,080
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	3,719	3,608,540
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(d)	955	718,886

		21,303,726

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)	754	731,380

Specialty Retail(b) — 0.2%
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/28	481	451,539
7.75%, 02/15/29(d)	1,317	1,292,780
Staples, Inc., 7.50%, 04/15/26	617	540,572

		2,284,891

Technology Hardware, Storage & Peripherals — 0.6%
Coherent Corp., 5.00%, 12/15/29(b)	886	804,222
Dell International LLC/EMC Corp.(d) 5.85%, 07/15/25	2,395	2,434,270
8.35%, 07/15/46	2,355	2,868,823

		6,107,315

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31	244	201,032
Hanesbrands, Inc., 9.00%, 02/15/31	440	450,450
Levi Strauss & Co., 3.50%, 03/01/31	498	424,545
William Carter Co., 5.63%, 03/15/27	365	354,766

		1,430,793

Tobacco — 2.5%
Altria Group, Inc., 10.20%, 02/06/39	13,392	18,772,405
BAT Capital Corp., 4.54%, 08/15/47(d)	3,000	2,234,191
BAT International Finance PLC, 1.67%, 03/25/26(d)	4,350	3,958,471
Reynolds American, Inc., 5.85%, 08/15/45(d)	2,335	2,105,141

		27,070,208

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(d)	6,000	5,876,982
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(e)	200	183,037
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)	541	499,073

		6,559,092

Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25(e)	200	198,250
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(e)	200	184,746
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	286	237,180
Korea Western Power Co. Ltd., 4.13%, 06/28/25(e)	200	196,020
Minejesa Capital BV, 4.63%, 08/10/30(e)	200	175,522
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)	605	509,826
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	668	611,116
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(e)	200	171,037
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(e)	200	191,632

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD 23	$22,329
5.63%, 02/15/27(d)	812	787,936
5.00%, 07/31/27	23	21,746
4.38%, 05/01/29	268	237,291

		3,544,631

Wireless Telecommunication Services — 1.4%
Altice France SA/France(b)
5.13%, 01/15/29	1,546	1,178,098
5.13%, 07/15/29	796	598,990
5.50%, 10/15/29	319	243,925
American Tower Corp., 3.60%, 01/15/28(d)	4,000	3,752,843
Crown Castle, Inc., 4.15%, 07/01/50(d)	820	655,313
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24(b)	635	577,850
SBA Communications Corp.
3.13%, 02/01/29(d)	3,072	2,672,456
3.88%, 02/15/27	30	28,321
Sprint LLC, 7.63%, 03/01/26	1,096	1,158,998
T-Mobile USA, Inc.
4.75%, 02/01/28(d)	1,013	1,000,042
2.63%, 02/15/29	438	385,883
3.38%, 04/15/29(d)	676	616,301
2.88%, 02/15/31	235	202,720
3.50%, 04/15/31(d)	990	890,177
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)	934	800,644

		14,762,561

Total Corporate Bonds — 110.3% (Cost: $1,246,005,392)		1,180,218,261

Floating Rate Loan Interests

Aerospace & Defense(a) — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28	340	291,498
Term Loan C, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28	44	37,709
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29	100	97,158
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26	69	67,527
2020 Term Loan B1, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26	129	125,611
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29	113	109,532
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28	604	595,070
TransDigm, Inc., 2023 Term Loan I, (3 mo. SOFR CME + 3.25%), 8.15%, 08/24/28	315	313,706

		1,637,811

Security	Par (000)	Value

Air Freight & Logistics(a) — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28	USD 99	$95,126
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26	29	28,292
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28	132	110,579

		233,997

Automobile Components(a) — 0.1%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/30/26	602	597,485
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 02/05/26	338	331,292

		928,777

Banks(a) — 0.0%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27	346	331,921
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.00%), 9.84%, 10/29/28	146	141,814

		473,735

Beverages(a) — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30	213	158,863
Term Loan, (3 mo. SOFRTE at 0.50% Floor + 3.25%), 8.25%, 01/24/29	472	413,960

		572,823

Building Products(a) — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 11/23/27	197	174,482
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.41%, 04/28/29	89	87,300
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 07/28/28	99	95,581
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 6.00%), 10.81%, 03/08/29	97	83,358
Standard Industries, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 7.12%, 09/22/28	74	73,058
Wilsonart LLC, 2021 Term Loan E, (6 mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26	340	327,035

		840,814

Capital Markets — 0.2%
Ascensus Holdings, Inc.(a)
2021 2nd Lien Term Loan, 08/02/29(l)	61	54,933
Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 08/02/28	452	438,152
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.75%), 7.78%, 10/22/27	81	79,535

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Deerfield Dakota Holding LLC(a)
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27	USD 755	$730,269
2021 USD 2nd Lien Term Loan, 04/07/28(l)	190	173,611
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.19%, 11/12/27(a)	148	145,045
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 06/30/28(a)	184	180,452

		1,801,997

Chemicals — 0.2%
Arc Falcon I, Inc.(a)
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/02/28	55	49,996
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 09/30/28	215	169,097
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26(a)	258	252,899
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3 mo. SOFR CME at 0.50% Floor + 3.00%), 7.90%, 12/20/29(a)	138	135,913
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29	142	133,914
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.81%, 01/31/26(a)	111	110,176
HB Fuller Co., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 02/15/30(a)	37	37,127
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3 mo. SOFR CME + 3.50%), 8.41%, 02/18/30	72	71,524
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28(a)	18	16,429
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28(a)	216	209,555
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. SOFR CME + 2.50%), 7.66%, 03/02/26(a)	166	165,916
Momentive Performance Materials, Inc., 2023 Term Loan, 03/31/28(c)(l)	237	231,668
OQ Chemicals Corp., 2017 USD Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.00%, 10/14/24(a)	222	216,021
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.50%), 7.33%, 06/09/28(a)	186	183,869
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27(a)	75	72,863
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 7.92%, 08/02/28(a)	219	216,385
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28(a)	110	108,625

		2,381,977

Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 05/12/28(a)	297	281,784

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Amentum Government Services Holdings LLC, 2022 Term Loan, (1 mo. SOFR CME + 4.00%), 8.91%, 02/15/29(a)	USD 54	$52,278
Aramark Services, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.50%), 7.34%, 04/06/28(a)	113	112,470
Asurion LLC(a)
2020 Term Loan B8, (1 mo. LIBOR US + 3.25%), 8.09%, 12/23/26	284	262,624
2021 2nd Lien Term Loan B3, (1 mo. LIBOR US + 5.25%), 10.09%, 01/31/28	255	211,395
2023 Term Loan B11, (1 mo. SOFR CME + 4.25%), 9.16%, 08/19/28	23	21,268
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 10/08/28(a)	147	147,616
Covanta Holding Corp.(a)
2021 Term Loan C, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28	6	6,238
2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28	83	82,442
Creative Artists Agency LLC, 2023 Term Loan B, (1 mo. SOFR CME + 3.50%), 8.31%, 11/27/28	180	179,175
GFL Environmental, Inc., 2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.91%, 05/28/27(a)	141	140,488
Packers Holdings LLC, 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.25%), 8.09%, 03/09/28(a)	126	114,021
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.52%, 09/23/26(a)	178	177,256
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25(a)	332	331,018
Viad Corp., Initial Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.00%), 9.92%, 07/30/28(a)	148	141,084

		2,261,157

Communications Equipment(a) — 0.0%
Ciena Corp., 2023 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.19%, 01/18/30	27	26,949
ViaSat, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.42%, 03/02/29	195	189,081

		216,030

Construction & Engineering(a) — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24	322	299,508
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 3.00%), 7.85%, 01/21/28	75	74,344
SRS Distribution, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 06/02/28	449	432,391
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 05/12/28	148	143,059

		949,302

Construction Materials(a) — 0.1%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR US + 2.50%), 7.34%, 07/27/28(c)	557	553,031

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials (continued)
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/29/25	USD 298	$296,633
Oscar AcquisitionCo. LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 04/29/29	122	117,694
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR US + 3.00%), 7.87%, 06/01/26	5	4,805

		972,163

Consumer Staples Distribution & Retail(a) — 0.0%
H-Food Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.688%), 8.53%, 05/23/25	55	46,824
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 09/13/26	45	44,936
2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 11/22/28	201	200,517

		292,277

Containers & Packaging(a) — 0.1%
Charter Next Generation, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.67%, 12/01/27	404	397,623
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26	125	123,795
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.67%, 07/31/26	185	179,722
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.42%, 08/18/27	260	199,304

		900,444

Distributors(a) — 0.1%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. SOFR CME + 2.00%), 6.91%, 01/15/27	122	121,337
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.50%), 8.13%, 11/08/27	197	193,926
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.31%, 12/14/27	223	220,911
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 8.06%, 11/09/29	162	161,293

		697,467

Diversified Consumer Services — 0.1%
Ascend Learning LLC(a)
2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29	100	85,833
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 12/11/28	148	136,296
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.17%, 11/24/28(a)	189	185,748
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.25%), 11.11%, 12/15/26	123	116,379
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.58%, 10/28/27(a)	164	152,750
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.33%, 01/15/27(a)	369	366,482

		1,043,488

Security	Par (000)	Value

Diversified REITs — 0.0%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.85%, 05/11/24(a)	USD 147	$146,263

Diversified Telecommunication Services(a) — 0.1%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 11/30/27	23	22,807
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28	185	174,873
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 11/04/26	207	206,970
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.67%, 03/01/27	170	142,941
Lumen Technologies, Inc., 2020 Term Loan B, (3 mo. SOFR CME + 2.25%), 7.17%, 03/15/27	199	130,982

		678,573

Electric Utilities(a) — 0.1%
Constellation Renewables LLC, 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 2.50%), 7.46%, 12/15/27	247	245,707
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28	404	360,415

		606,122

Electrical Equipment(a) — 0.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28	221	210,549
AZZ, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 9.16%, 05/13/29	28	27,691
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27	301	298,792

		537,032

Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.67%, 07/02/29(a)	119	118,120

Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 10/05/28(a)	366	358,992

Entertainment — 0.0%
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.13%, 03/08/30	97	95,788
City Football Group Ltd., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.78%, 07/21/28(a)	223	212,295
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30(a)	151	151,063

		459,146

Environmental, Maintenance & Security Service(a) — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 09/07/27 298		295,801
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 11/02/27	220	203,255

		499,056

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services(a) — 0.3%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28	USD 50		$48,146
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%), 9.34%, 07/31/26	369		362,539
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.61%, 02/04/28	186		184,762
Altice France SA/France, 2023 USD Term Loan B14, (2 mo. SOFR CME + 5.50%), 10.17%, 08/15/28(c)	200		190,118
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26	188		185,587
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 09/01/28	166		163,746
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.16%, 12/01/28	45		38,137
2020 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 12/01/27	—	(m)	2
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27	367		349,769
KKR Apple Bidco LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 09/23/28	39		39,041
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 12/17/27	97		90,763
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26	318		258,890
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.75%), 8.55%, 02/08/28	22		18,582
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR US + 2.00%), 7.16%, 11/05/28	150		149,850
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR US + 2.50%), 7.33%, 01/23/25	152		150,135
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 4.00%), 8.90%, 07/30/25	77		75,751
Veritas U.S., Inc., 2021 USD Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 09/01/25	390		295,162
VS Buyer LLC, Term Loan B, (2 mo. LIBOR US + 3.00%), 7.70%, 02/28/27	378		373,138
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27	193		190,920
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR US + 2.50%), 7.18%, 04/30/28	126		124,250

			3,289,288

Food Products(a) — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/01/25	162		142,557
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR US + 2.50%), 7.34%, 10/10/26	92		89,139

Security	Par (000)	Value

Food Products (continued)
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(c)	USD 589	$583,549
Froneri International Ltd., 2020 USD Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 01/29/27	565	555,943
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.25%), 7.08%, 08/03/25	204	203,577
Nomad Foods U.S. LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.23%, 11/12/29	75	74,874
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 06/08/28(c)	261	258,401
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.92%, 01/20/28	260	258,472

		2,166,512

Gas Utilities — 0.0%

Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28(a)	442	427,156

Ground Transportation — 0.1%

Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 08/06/27(a)	71	69,519

Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR US + 2.00%), 7.00%, 12/30/26(a)	186	184,589

SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 5.50%), 10.36%, 08/04/25(a)	79	71,560
Uber Technologies, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 2.75%), 7.87%, 02/28/30	198	197,945

		523,613

Health Care Equipment & Supplies(a) — 0.1%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 11/01/28	298	293,201

Insulet Corp., Term Loan B, (1 mo. SOFR CME + 3.25%), 8.17%, 05/04/28	110	110,282

Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28	761	740,765

		1,144,248

Health Care Providers & Services(a) —0.1%

CHG Healthcare Services, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 09/29/28	185	182,666

Envision Healthcare Corp.
2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27	36	30,279
2022 Second Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 4.25%), 9.15%, 03/31/27	160	37,887

EyeCare Partners LLC, 2020 Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 02/18/27	198	160,975

Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.50%), 9.66%, 03/05/26	107	95,364

Orbcomm, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.25%), 9.15%, 09/01/28	148	120,100

Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 12/11/26	197	189,259

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26	USD 68	$67,117
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.11%, 05/16/29	32	31,692
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27	189	178,711

		1,094,050

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 07/24/26(a)	265	247,232

Health Care Technology(a) — 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29	400	373,571
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 10/10/25	76	75,552
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28	460	418,535

		867,658

Hotels, Restaurants & Leisure(a) — 0.4%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26	123	117,258
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.25%, 05/24/29	12	11,507
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28	74	70,559
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 11/19/26	338	334,361
Caesars Entertainment, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 02/06/30	140	139,105
Carnival Corp., USD Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.00%), 7.84%, 06/30/25	255	251,531
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.85%, 03/17/28	109	108,346
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24	539	487,095
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29	593	582,310
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.41%, 07/22/28	154	154,024
Four Seasons Hotels Ltd., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.08%, 11/30/29	303	303,395
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.64%, 06/22/26	261	260,875
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.91%, 12/15/27	546	535,828

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.66%, 05/03/29	USD 153	$151,964
Playa Resorts Holding B.V., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 8.99%, 01/05/29	57	56,449
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 03/13/28	234	232,479
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.96%, 04/14/29	87	86,539
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.88%, 08/25/28	70	69,474
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 07/21/26	149	148,395
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.25% Floor + 2.25%), 7.10%, 02/08/27	299	295,709
Travelport Finance Luxembourg SARL, 2021 Consented Term Loan, (3 mo. LIBOR US + 6.75%), 10.16%, 05/29/26	137	79,489
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/03/28	309	305,766
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 05/30/25	19	18,927

		4,801,385

Household Durables(a) — 0.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28	171	135,316
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29	330	295,183
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.66%, 12/08/28(c)	53	47,696
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28	110	92,270
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 10/30/27	351	301,003

		871,468

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28(a)	114	112,937

Industrial Conglomerates(a) — 0.1%
AVSC Holding Corp., 2020 Term Loan B1, (3 mo. LIBOR US at 1.00% Floor + 3.25%), 8.06%, 03/03/25	161	155,791
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 09/29/28	339	337,147

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Industrial Conglomerates (continued)
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27	USD 329	$319,750
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.42%, 03/02/27	303	296,672

		1,109,360

Insurance(a) — 0.2%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27	118	116,970
2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27	525	518,111
AmWINS Group, Inc.
2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 2.25%), 7.11%, 02/19/28	174	171,468
2023 Incremental Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 2.75%), 7.66%, 02/19/28	55	54,520
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27	261	257,766
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 7.82%, 04/25/25	447	445,286
2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.25%), 8.06%, 04/25/25	110	110,211
2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29	75	74,504
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27	161	160,523
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 02/17/28	383	377,350
USI, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.65%, 11/22/29	336	334,656

		2,621,365

Interactive Media & Services(a) — 0.1%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28	185	183,415
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 7.84%, 10/30/26	285	283,725
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 08/10/27	124	123,882
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26	121	120,387

		711,409

IT Services — 0.3%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27(a)	74	72,085
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25(a)	223	219,599
Camelot Finance SA, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.84%, 10/30/26(a)	252	251,705
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 09/21/28(a)	186	183,832
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 06/04/29	100	73,563

Security	Par (000)	Value

IT Services (continued)
CoreLogic, Inc. (continued)
Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 06/02/28(a)	USD 478	$406,122
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/28/28(a)	224	222,526
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 12/01/27(a)	384	377,187
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27(a)	405	291,910
Trans Union LLC(a)
2019 Term Loan B5, (1 mo. LIBOR US + 1.75%), 6.59%, 11/16/26	112	110,726
2021 Term Loan B6, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 12/01/28	398	393,429
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR US + 2.25%), 7.09%, 03/31/28(a)	123	122,423

		2,725,107

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.84%, 12/01/28(a)(c)	99	89,684
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27(a)	41	40,455
Topgolf Callaway Brands Corp., Term Loan B, (3 mo. SOFR CME + 3.50%), 8.26%, 03/15/30	130	129,046

		259,185

Life Sciences Tools & Services(a) — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 11/08/27	266	264,952
Curia Global, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.53%, 08/30/26	23	19,659
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.34%, 02/04/27	381	359,449
ICON Luxembourg SARL, LUX Term Loan, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.41%, 07/03/28	239	237,768
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 3.00%), 7.63%, 10/19/27	239	237,753
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/15/28	365	364,431
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28	63	62,988

		1,547,000

Machinery(a) — 0.2%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.07%, 08/17/26	222	215,893
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.50%), 7.50%, 04/20/29	42	41,450

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.94%, 05/14/28	USD 68	$67,091
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 01/29/29	22	21,360
Gardner Denver, Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27	142	141,771
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27	157	156,827
Madison IAQ LLC, Term Loan, (6 mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28	453	430,115
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29	185	183,348
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29	200	190,121
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25	447	422,903
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 10/04/28	109	108,957

		1,979,836

Media(a) — 0.5%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 7.58%, 01/31/26	250	244,712
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.00%), 7.68%, 04/22/26	163	118,460
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. SOFR CME + 1.75%), 6.56%, 04/30/25	123	123,218
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26	596	553,955
CMG Media Corp., 2021 Term Loan, (3 mo. LIBOR US + 3.50%), 8.66%, 12/17/26	123	108,735
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26	746	740,407
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR US + 2.50%), 7.18%, 04/15/27	316	277,930
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.25%), 8.10%, 12/01/23	91	63,789
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 03/24/25	258	252,921
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. SOFR CME + 1.75%), 6.61%, 10/17/26(c)	453	447,555
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 09/13/24	382	375,303
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29	247	225,289
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 8.66%, 04/21/29(c)	199	181,039
UFC Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.57%, 04/29/26	147	145,574
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR US + 2.925%), 7.61%, 01/31/29 .	45	44,086

Security	Par (000)	Value

Media (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR US + 3.25%), 7.93%, 01/31/29	USD 225	$222,217
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.05%, 05/11/29(c)	106	104,605
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.60%, 05/18/25	472	467,358
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR US + 2.125%), 6.97%, 01/20/28	305	301,154
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27	585	473,262

		5,471,569

Oil, Gas & Consumable Fuels(a) — 0.1%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.00%), 13.82%, 11/01/25	784	830,389
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29	26	25,600
Medallion Midland Acquisition LLC, 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 10/18/28	222	218,428

		1,074,417

Passenger Airlines(a) — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28	436	441,956
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28	371	369,688
American Airlines, Inc.
2017 1st Lien Term Loan, (3 mo. SOFR CME + 3.50%), 8.26%, 01/29/27	302	294,359
2023 Term Loan B, (6 mo. SOFR CME + 2.75%), 8.15%, 02/15/28	280	273,218
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27	453	469,356
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28	442	438,487

		2,287,064

Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26(a)	773	765,188

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR US + 3.50%), 8.38%, 05/04/25(a)	124	117,908
Amynta Agency Borrower, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 5.00%), 9.99%, 02/28/28	99	94,768
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/01/27(a)	145	107,213
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.81%, 02/22/28(a)	188	186,215

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.41%, 08/01/27(a)	USD 258	$250,845
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 05/05/28(a)	266	264,888
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 10/27/28(a)	109	108,384
Organon & Co., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28(a)	197	196,566
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.16%, 11/18/27(a)(c)	298	300,627

		1,627,414

Professional Services(a) — 0.1%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 8.04%, 01/18/29	75	74,026
Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26	481	479,767
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29	76	75,480
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29	166	163,539
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29	269	237,084

		1,029,896

Real Estate Management & Development(a) — 0.1%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28	372	357,300
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 08/21/25	112	109,118
2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 01/31/30(c)	158	151,697

		618,115

Semiconductors & Semiconductor Equipment(a) — 0.0%
MKS Instruments, Inc., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.61%, 08/17/29	179	178,066
Synaptics, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 2.25%), 7.40%, 12/02/28	111	109,284

		287,350

Software(a) — 0.6%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.40%, 09/18/26	40	39,349
Barracuda Networks, Inc., 2022 Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.18%, 08/15/29	83	79,559
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29	297	295,941
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29	113	99,629

Security	Par (000)	Value

Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(c)	USD 90	$85,277
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/16/28	185	170,320
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24	102	91,183
Epicor Software Corp., 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 07/30/27	296	290,412
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR US + 2.75%), 7.63%, 10/27/28	423	419,048
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28(c)	99	98,257
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28	251	206,159
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29	193	143,138
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29	373	349,856
NortonLifeLock, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 6.91%, 09/12/29	167	165,472
Proofpoint, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28	446	435,562
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28	811	785,255
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30	27	25,691
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 10/20/28	91	85,064
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25	238	237,878
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27	291	286,669
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.81%, 08/31/28	586	585,131
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29	620	562,135
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27	112	107,435
Ultimate Software Group, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.25%), 8.03%, 05/04/26	281	273,365

		5,917,785

Specialty Retail — 0.2%
Belron Finance U.S. LLC, 2018 Term Loan B, (3 mo. LIBOR US + 2.25%), 7.13%, 11/13/25(a)	371	370,691
EG Group Ltd., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 03/31/26(a)	321	305,853
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/24/28(a)	179	178,388
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 4.00%), 8.92%, 05/04/28(a)	271	265,731

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 9.09%, 08/31/26(a)	USD 183	$159,902
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1 mo. SOFR CME at 0.75% Floor + 8.35%, 1.50% PIK), 13.11%, 06/30/27(a)	339	275,597
PetSmart, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 02/11/28(a)	399	395,398
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 08/04/28(a)	178	177,349
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 10/20/28(a)	90	84,037
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.24%, 11/01/28(a)	233	225,786
Sally Holdings LLC, 2023 Term Loan B, (3 mo. SOFR CME + 2.50%), 7.31%, 02/28/30(c)	73	72,726

		2,511,458

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR US + 5.00%), 10.21%, 07/23/26(a)	67	52,029

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29(a)	137	136,201
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(c)	58	57,710

		193,911

Trading Companies & Distributors(a) — 0.0%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 05/19/28	185	184,324
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR US + 4.75%), 9.91%, 04/03/28	74	69,569
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28	67	64,437
TMK Hawk Parent Corp., 2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.46%, 08/28/24	121	67,639

		385,969

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29(a)	15	14,659

Wireless Telecommunication Services(a) — 0.0%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.70%, 04/30/28	74	73,410
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 04/11/25	187	186,300

		259,710

Total Floating Rate Loan Interests — 6.4% (Cost: $71,036,767)		68,602,906

Security	Par (000)	Value

Foreign Agency Obligations

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45	USD 6,525	$5,121,309

China — 0.1%
China Development Bank/Hong Kong, 2.00%, 02/16/27(e)	200	185,396
China Government International Bond, 2.63%, 11/02/27(e)	200	190,974
Export-Import Bank of China, 3.38%, 03/14/27(e)	200	194,630

		571,000

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44(d)	4,000	3,022,000

Hong Kong — 0.0%
Airport Authority Hong Kong, 3.25%, 01/12/52	200	152,326

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(e)	200	188,788

Indonesia — 0.6%
Indonesia Government International Bond 5.88%, 01/15/24(b)(d)	4,400	4,438,984
4.65%, 09/20/32	250	249,090
4.85%, 01/11/33	200	201,272
5.25%, 01/17/42(e)	200	198,912
4.75%, 07/18/47(e)	200	186,522
3.70%, 10/30/49	200	158,522
3.50%, 02/14/50	200	153,163
Perusahaan Penerbit SBSN Indonesia III(e) 1.50%, 06/09/26	200	182,022
4.40%, 06/06/27	200	198,772

		5,967,259

Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44(d)	5,800	4,923,837

Pakistan — 0.0%
Pakistan Government International Bond(e)
6.00%, 04/08/26	450	162,050
7.38%, 04/08/31	200	69,522

		231,572

Philippines — 0.0%
Philippines Government International Bond 3.70%, 03/01/41	300	249,033
2.65%, 12/10/45	200	137,022

		386,055

Qatar — 0.0%
Qatar Government International Bond, 5.10%, 04/23/48(e)	200	203,000

Republic of Korea — 0.0%
Korea Development Bank, 4.38%, 02/15/33	200	197,954

Saudi Arabia — 0.1%
Saudi Government International Bond(e) 4.00%, 04/17/25	200	197,850

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Government International Bond(e) (continued)
4.75%, 01/18/28	USD 250	$253,000
4.50%, 10/26/46	200	175,537

		626,387

South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24	250	237,625
1.63%, 01/18/27	200	180,694
Korea Development Bank
3.75%, 01/22/24	200	198,100
2.00%, 02/24/25	200	190,560
Korea Electric Power Corp., 3.63%, 06/14/25(e)	300	292,641
Korea Expressway Corp., 1.13%, 05/17/26(e)	200	178,610

		1,278,230

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50(d)	3,500	3,510,500

Total Foreign Agency Obligations — 2.5% (Cost: $29,489,711)		26,380,217

	Shares

Investment Companies

Financial Services — 0.1%
Invesco Senior Loan ETF	45,000	936,000

Total Investment Companies — 0.1% (Cost: $925,698)		936,000

	Par (000)

Municipal Bonds

New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31(d)	USD 10,000	10,472,300

Total Municipal Bonds — 1.0% (Cost: $9,833,900)		10,472,300

Preferred Securities

Capital Trusts — 10.5%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(d)(f)	2,565	2,207,567

Banks(a)(f) — 3.6%
HSBC Capital Funding Dollar 1 LP, 10.18%(b)	11,835	14,189,109
Industrial & Commercial Bank of China Ltd., 3.20%(e)	300	280,500
ING Groep NV, 3.88%	2,284	1,656,083
Macquarie Bank Ltd., 6.13%(b)	1,885	1,624,663
Nordea Bank Abp, 6.13%(b)	5,540	5,122,086

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group, Inc., Series V, 6.20%(d)	USD 5,529	$5,201,960
Rizal Commercial Banking Corp., 6.50%(e)	700	617,444
TMBThanachart Bank PCL, 4.90%(e)	700	637,000
U.S. Bancorp, Series J, 5.30%(d)	10,415	8,863,188
Wells Fargo & Co., Series S, 5.90%(d)	281	266,402

		38,458,435

Capital Markets — 0.1%
State Street Corp., Series F, 8.46%(a)(f)	618	613,338

Electric Utilities — 0.7%
PPL Capital Funding, Inc., Series A, 7.83%, 03/30/67(a)	8,300	7,176,796

Financial Services — 3.6%
Bank of America Corp., Series U, 5.20%(a)(f)	5,785	5,607,834
Barclays PLC(a)(f)
4.38%	1,630	1,114,288
8.00%	4,500	4,050,000
BNP Paribas SA, 7.38%(a)(b)(f)	4,535	4,304,123
Credit Agricole SA, 8.13%(a)(b)(f)	5,000	4,817,390
JPMorgan Chase & Co., 8.75%, 09/01/30(d)	2,000	2,398,570
Lloyds Banking Group PLC, 7.50%(a)(f)	8,285	7,686,989
NatWest Group PLC, 8.00%(a)(f)	970	958,942
UBS Group AG, 7.00%(a)(b)(f)	7,500	7,115,325

		38,053,461

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(f)	481	423,280

Insurance — 1.7%
ACE Capital Trust II, 9.70%, 04/01/30(d)	7,000	8,314,822
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27	5,000	4,765,930
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(e)	200	188,038
MetLife, Inc., 6.40%, 12/15/66(d)	5,000	4,838,200

		18,106,990

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 7.74%, 06/01/67(a)	2,500	2,161,379

Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(e)(f)	409	305,165

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC, 7.00%, 04/04/79(a)	4,745	4,723,505

		112,229,916

	Shares

Preferred Stocks — 3.6%

Banks(a)(f) — 2.3%
Citigroup, Inc., Series K	488,320	12,105,453
Wells Fargo & Co., Series Q	550,500	12,804,630

		24,910,083

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets(a)(f) — 0.8%
Goldman Sachs Group, Inc., Series J	162,450	$4,032,009
State Street Corp., Series D	220,495	5,144,148

		9,176,157

IT Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,403,593)(c)(n)	31,062	4,912,917

		38,999,157

Total Preferred Securities — 14.1% (Cost: $162,224,453)		151,229,073

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 14.7%
Uniform Mortgage-Backed Securities, 4.50%, 04/13/53(o)	USD 160,000	156,767,330

Total U.S. Government Sponsored Agency Securities — 14.7% (Cost: $155,325,000)		156,767,330

	Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(k)	450	—

Total Warrants — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 164.3% (Cost: $1,840,319,801)		1,757,788,672

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(p)(q)	11,144,844	11,144,844

Total Short-Term Securities — 1.1% (Cost: $11,144,844)		11,144,844

Total Investments — 165.4% (Cost: $1,851,464,645)		1,768,933,516
Liabilities in Excess of Other Assets — (65.4)%		(699,258,992)

Net Assets — 100.0%		$1,069,674,524

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rounds to less than 1,000.
(n)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,912,917, representing 0.5% of its net assets as of period end, and an original cost of $3,403,593.

(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,145,069	$2,999,775	(a)	$—	$—	$—	$11,144,844	11,144,844	$74,339	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	5.10	%(b)	01/19/23	Open		$9,837,500	$9,929,002	Municipal Bonds	Open/Demand
BNP Paribas S.A.	4.82	(b)	01/23/23	Open		1,856,250	1,871,600	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.99	(b)	01/23/23	Open		342,860	345,804	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	01/26/23	Open		5,266,372	5,308,493	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	01/26/23	Open		986,580	994,664	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/06/23	Open		1,718,306	1,730,208	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.00	(b)	02/08/23	Open		3,320,905	3,343,275	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.82	(b)	02/08/23	Open		2,695,000	2,712,467	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	02/08/23	Open		963,970	970,327	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.94	(b)	02/08/23	Open		1,915,000	1,927,737	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/08/23	Open		5,100,000	5,133,993	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85	(b)	02/08/23	Open		425,415	428,190	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85	(b)	02/08/23	Open		5,617,500	5,654,146	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		561,018	564,781	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		1,193,357	1,201,362	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		1,267,467	1,275,969	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		220,150	221,627	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		1,810,000	1,822,141	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		627,568	631,777	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		863,108	868,897	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		766,325	771,465	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		386,170	388,760	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	4.95	(b)	02/08/23	Open		6,512,469	6,555,876	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/08/23	Open		4,676,062	4,707,561	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		772,375	777,567	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		2,946,937	2,966,747	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		2,743,125	2,761,564	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		4,301,550	4,330,465	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		6,087,000	6,127,916	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		4,036,620	4,063,754	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		2,141,319	2,155,713	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		1,145,025	1,152,722	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		3,092,344	3,113,130	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		902,275	908,340	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		4,106,250	4,133,852	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		456,438	459,506	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		3,850,000	3,875,879	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		2,149,949	2,164,401	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		5,038,867	5,072,738	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		4,640,625	4,671,819	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		838,906	844,545	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		5,692,500	5,730,765	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		3,003,905	3,024,097	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		620,311	624,481	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		4,852,447	4,885,065	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/09/23	Open		423,465	426,250	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/10/23	Open		158,400	159,379	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	4.95	%(b)	02/14/23	Open		$587,275	$590,729	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/14/23	Open		344,875	346,916	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/14/23	Open		437,483	440,072	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/14/23	Open		222,945	224,265	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/14/23	Open		354,476	356,575	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/15/23	Open		7,070,025	7,111,964	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.86	(b)	02/16/23	Open		1,091,200	1,097,216	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/17/23	Open		281,280	282,695	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		386,049	387,725	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		373,279	374,900	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		861,720	865,462	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	02/27/23	Open		475,695	477,665	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open		433,888	435,658	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.65	(b)	03/06/23	Open		383,895	385,071	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	03/06/23	Open		445,600	447,042	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	03/06/23	Open		3,108,562	3,118,622	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.92	(b)	03/06/23	Open		1,911,150	1,917,361	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open		325,000	326,063	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open		704,853	707,158	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.00	(b)	03/06/23	Open		4,068,750	4,082,199	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.00	(b)	03/06/23	Open		4,412,500	4,427,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/06/23	Open		3,974,850	3,987,961	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/06/23	Open		3,702,937	3,715,152	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/06/23	Open		4,568,750	4,583,821	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/07/23	Open		863,303	866,031	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		3,070,687	3,079,341	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		850,253	852,649	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open		337,864	338,820	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open		283,800	284,603	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/15/23	Open		12,445,590	12,471,950	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/15/23	Open		1,723,837	1,727,716	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/17/23	Open		11,450,000	11,472,741	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.94	(b)	03/20/23	Open		496,000	496,714	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.25		03/23/23	04/11/23		444,765	445,185	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/23/23	04/11/23		106,349	106,449	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		5,568,425	5,574,550	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		3,868,750	3,873,006	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		5,036,250	5,041,790	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		8,488,225	8,497,562	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		11,891,160	11,904,240	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		2,407,181	2,409,829	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.00		03/23/23	04/12/23		949,475	950,319	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75		03/23/23	04/12/23		135,424	135,567	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75		03/23/23	04/12/23		502,934	503,465	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23		1,828,879	1,830,870	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23		240,923	241,185	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23		419,200	419,656	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23		449,750	450,240	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		3,606,250	3,610,217	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		1,491,200	1,492,840	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		527,240	527,820	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		2,215,125	2,217,562	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		667,500	668,234	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		440,834	441,319	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		660,288	661,014	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23		639,141	639,844	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/23/23	04/12/23		143,750	143,910	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/23/23	04/12/23		797,790	798,676	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/23/23	04/12/23		3,526,462	3,530,381	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/23/23	04/12/23		832,000	832,924	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/23/23	04/12/23		1,130,962	1,132,219	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/23/23	04/12/23		360,000	360,400	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	5.00%	03/23/23	04/12/23		$540,769	$541,370	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		141,000	141,157	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		262,783	263,074	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		386,875	387,305	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		82,215	82,306	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.65	03/23/23	05/10/23		431,935	432,285	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.00	03/23/23	05/10/23		804,433	805,148	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.50	03/23/23	05/10/23		242,798	243,040	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.50	03/23/23	05/10/23		1,918,750	1,920,669	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.72	03/23/23	05/10/23		3,727,935	3,731,845	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.72	03/23/23	05/10/23		733,556	734,326	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.75	03/23/23	05/10/23		1,283,800	1,285,155	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		1,211,981	1,213,287	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		1,722,270	1,724,126	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		340,505	340,872	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		198,808	199,024	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,040,557	1,041,691	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		760,000	760,828	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,100,287	1,101,486	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		469,000	469,511	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		564,000	564,614	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		284,000	284,309	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		369,709	370,111	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,746,891	1,748,793	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		261,170	261,454	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,102,500	1,103,701	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,076,060	1,077,232	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		407,471	407,915	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		140,250	140,403	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		121,958	122,090	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		449,313	449,802	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		598,748	599,399	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		903,750	904,734	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,135,822	1,137,059	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		528,660	529,236	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		969,641	970,697	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		581,175	581,808	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		386,366	386,787	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		378,585	378,997	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		160,650	160,825	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		277,609	277,911	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		260,440	260,724	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,673,852	1,675,675	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,332,375	1,333,826	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		644,719	645,428	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		1,263,360	1,264,750	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		1,059,337	1,060,503	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		1,256,067	1,257,449	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		108,191	108,310	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		1,369,335	1,370,841	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		88,879	88,977	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		1,069,076	1,070,252	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		438,600	439,082	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		348,125	348,508	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		865,975	866,928	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		484,930	485,463	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		489,915	490,454	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		652,500	653,218	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.97	03/23/23	05/10/23		4,368,184	4,373,008	Foreign Agency Obligations	31 - 90 Days
BofA Securities, Inc.	4.98	03/23/23	05/10/23		2,782,500	2,785,579	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	4.98	03/23/23	05/10/23		2,703,750	2,706,742	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		494,375	494,924	Corporate Bonds	31 - 90 Days

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.00%		03/23/23	05/10/23		$3,412,676	$3,416,468	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		211,023	211,257	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		536,923	537,519	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		302,400	302,736	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		606,060	606,733	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,701,179	1,703,070	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,196,796	1,198,126	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		3,447,587	3,451,418	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		316,988	317,340	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		837,463	838,393	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		381,906	382,331	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		272,213	272,515	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		888,720	889,707	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		5,050,000	5,055,611	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		772,166	773,024	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		132,403	132,550	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		2,185,000	2,187,428	Foreign Agency Obligations	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		514,550	515,122	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		4,716,480	4,721,721	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		7,456,294	7,464,579	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		235,849	236,111	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		823,668	824,583	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		92,261	92,364	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		525,683	526,277	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		771,188	772,060	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		631,085	631,799	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		563,296	563,933	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		476,425	476,964	Corporate Bonds	31 -90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		320,565	320,928	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		1,153,920	1,155,225	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		81,524	81,616	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		451,825	452,336	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		719,086	719,900	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		428,523	429,007	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		473,375	473,910	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		215,670	215,914	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		955,711	956,792	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		331,100	331,475	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		930,275	931,327	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		587,744	588,409	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		101,430	101,545	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	5.00	(b)	03/23/23	Open		6,446,907	6,454,071	Corporate Bonds	Open/Demand
BNP Paribas S.A	4.80	(b)	03/24/23	Open		767,500	768,012	Corporate Bonds	Open/Demand
BNP Paribas S.A	4.85	(b)	03/24/23	Open		271,645	271,828	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.00		03/27/23	05/10/23		5,187,500	5,190,382	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.87	(b)	03/27/23	Open		3,599,100	3,601,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.00	(b)	03/27/23	Open		158,750	158,838	Corporate Bonds	Open/Demand
BNP Paribas S.A	4.89	(b)	03/27/23	Open		154,200	154,284	Corporate Bonds	Open/Demand
BNP Paribas S.A	4.90	(b)	03/27/23	Open		1,392,947	1,393,706	Corporate Bonds	Open/Demand
BNP Paribas S.A	4.98	(b)	03/27/23	Open		525,400	525,691	Corporate Bonds	Open/Demand
BNP Paribas S.A	4.99	(b)	03/27/23	Open		538,265	538,563	Corporate Bonds	Open/Demand
BNP Paribas S.A	5.00	(b)	03/27/23	Open		729,938	730,343	Corporate Bonds	Open/Demand
BNP Paribas S.A	5.00	(b)	03/27/23	Open		8,606,150	8,610,931	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		913,095	913,600	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		211,750	211,867	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		125,750	125,820	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		251,843	251,982	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		2,285,000	2,286,269	Capital Trusts	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		4,840,512	4,843,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		2,497,750	2,499,138	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		2,909,156	2,910,772	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		3,997,256	3,999,477	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	5.00	%(b)	03/27/23	Open		$5,265,875	$5,268,800	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		2,942,275	2,943,910	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		6,616,000	6,619,676	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		3,580,000	3,581,989	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		13,902,781	13,904,097	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		1,051,375	1,051,958	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,338,119	2,339,415	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		603,770	604,105	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		593,190	593,519	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,165,337	2,166,538	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,656,900	2,658,373	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		8,233,750	8,238,315	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,652,219	3,654,244	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		617,050	617,392	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,491,100	3,493,036	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		4,801,312	4,803,975	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		857,588	858,063	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,010,000	3,011,669	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		799,680	800,123	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,809,432	2,810,990	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,725,937	2,727,449	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,477,069	2,478,442	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		503,285	503,564	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,270,311	3,272,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,074,950	3,076,655	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		593,863	594,192	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		5,869,125	5,872,379	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		1,961,400	1,962,487	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		858,850	859,326	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,280,300	2,281,564	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		1,267,481	1,268,184	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,041,394	3,043,080	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		590,550	590,877	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		783,629	784,063	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		1,989,000	1,990,103	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		4,631,250	4,633,818	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		959,818	960,350	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,130,000	2,131,181	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,672,925	2,674,407	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		4,322,562	4,324,959	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		869,500	869,982	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		1,447,677	1,448,480	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		3,145,000	3,146,744	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		910,061	910,566	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		2,847,600	2,849,179	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		1,644,712	1,645,624	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00	(b)	03/27/23	Open		5,020,575	5,023,364	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00	(b)	03/27/23	Open		10,325,512	10,331,249	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.75		03/28/23	04/12/23		552,110	552,329	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80		03/28/23	04/12/23		3,115,000	3,116,246	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.80		03/28/23	04/12/23		159,000	159,064	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/28/23	04/12/23		2,009,375	2,010,195	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/28/23	04/12/23		1,201,875	1,202,366	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		230,230	230,325	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		416,824	416,996	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		621,000	621,256	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		872,625	872,985	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		269,375	269,486	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		187,500	187,577	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		216,375	216,464	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		1,771,875	1,772,606	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.00		03/30/23	04/11/23		4,136,000	4,136,574	Foreign Agency Obligations	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.25%		03/30/23	04/12/23		$1,111,500	$1,111,600	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75		03/30/23	04/12/23		7,125,000	7,125,940	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.99		03/30/23	04/13/23		5,604,750	5,605,527	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	1.00	(b)	03/30/23	Open		150,635	150,639	Corporate Bonds	Open/Demand
BNP Paribas S.A	5.04	(b)	03/30/23	Open		2,896,250	2,896,655	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		481,950	482,017	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		167,500	167,523	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		1,057,095	1,057,241	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/30/23	Open		5,005,000	5,005,694	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/30/23	Open		2,456,550	2,456,891	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/30/23	Open		1,350,800	1,350,987	Corporate Bonds	Open/Demand

						$585,541,385	$586,918,765

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	45	06/21/23	$5,178	$149,996
2-Year U.S. Treasury Note	1,181	06/30/23	243,996	(287,288)

				(137,292)

Short Contracts
Euro Stoxx 50 Index	929	06/16/23	43,000	(2,619,999)
Russell 2000 E-Mini Index	116	06/16/23	10,518	(294,960)
S&P 500 E-Mini Index	54	06/16/23	11,172	(500,373)
10-Year U.S. Ultra Long Treasury Note	203	06/21/23	24,617	(849,639)
U.S. Long Bond	1,165	06/21/23	153,015	(4,883,921)
Ultra U.S. Treasury Bond	54	06/21/23	7,649	(383,585)
5-Year U.S. Treasury Note	98	06/30/23	10,746	(112,652)

				(9,645,129)

				$(9,782,421)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,765	EUR	97,000	Bank of America N.A.	06/21/23	$106
USD	589,600	EUR	539,193	Bank of America N.A.	06/21/23	2,277

						$2,383

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 108,600	$(1,841,962)	$(692,098)	$(1,149,864)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$162,664,227	$518,358	$163,182,585
Corporate Bonds	—	1,179,387,610	830,651	1,180,218,261
Floating Rate Loan Interests	—	65,149,266	3,453,640	68,602,906
Foreign Agency Obligations	—	26,380,217	—	26,380,217
Investment Companies	936,000	—	—	936,000
Municipal Bonds	—	10,472,300	—	10,472,300
Preferred Securities
Capital Trusts	—	112,229,916	—	112,229,916
Preferred Stocks	34,086,240	—	4,912,917	38,999,157
U.S. Government Sponsored Agency Securities	—	156,767,330	—	156,767,330
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,144,844	—	—	11,144,844
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,009)	—	(3,009)

	$46,167,084	$1,713,047,857	$9,715,566	$1,768,930,507

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$2,383	$—	$2,383
Interest Rate Contracts	149,996	—	—	149,996
Liabilities
Credit Contracts	—	(1,149,864)	—	(1,149,864)
Equity Contracts	(795,333)	(2,619,999)	—	(3,415,332)
Interest Rate Contracts	(6,517,085)	—	—	(6,517,085)

	$(7,162,422)	$(3,767,480)	$—	$(10,929,902)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $586,918,765 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate